                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31, 2008

Date of reporting period: DECEMBER 31, 2008

ITEM 1. Report to Shareholders

The information contained in the enclosed shareholder letters represent the opinions of Van Eck Global and may differ from those of other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index providers.

Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of Van Eck Global are as of December 31, 2008.

TABLE OF CONTENTS

Management Discussion						1

	Fund Overview	Performance	Frequency Distribution of Premiums and Discounts	Schedule of Investments	Financial Highlights

MARKET VECTORS HARD ASSETS ETFs
Market Vectors Agribusiness ETF	3	5	7	62	96
Market Vectors Coal ETF	10	12	14	65	96
Market Vectors Global Alternative Energy ETF	17	19	21	67	97
Market Vectors Gold Miners ETF	24	26	28	69	97
Market Vectors Nuclear Energy ETF	31	33	35	71	98
Market Vectors RVE Hard Assets Producers ETF	38	41	43	73	99
Market Vectors Solar Energy ETF	46	48	50	83	99
Market Vectors Steel ETF	53	55	57	85	99

Explanation of Expenses					60
Statements of Assets and Liabilities					88
Statements of Operations					90
Statements of Changes in Net Assets					92
Notes to Financial Statements					100
Report of Independent Registered Public Accounting Firm					112
Board of Trustees and Officers					113
Approval of Advisory Agreement					116
Tax Information					118

MARKET VECTORS TRUST ETF

Dear Shareholder:

This annual report for the hard assets equity funds of the Market VectorsTM ETF Trust covers what virtually all agree was a very challenging and volatile period for equity investors. Given the extraordinary developments in the financial markets over the twelve months ended December 31, 2008, we at Van Eck Global are pleased to provide some assurance to our shareholders on several fronts.

Van Eck Global continued to enhance the array of exchange-traded funds we offer our shareholders. During the annual period, six new investment opportunities in the Market Vectors ETF family commenced operations. Coal ETF, Gaming ETF and Solar Energy ETF commenced operations during the first half of 2008. Africa Index ETF, Gulf States Index ETF and RVE Hard Assets Producers ETF commenced operations during the second half of 2008.

Meanwhile, each of the existing Market Vectors ETF Trust equity funds met its objective of tracking, as closely as possible, before fees and expenses, the performance of its benchmark index. Gold Miners ETF and Environmental Services ETF outpaced the broad equity market for the twelve-month period. This is limited solace, perhaps, given the absolute losses experienced by the Trust’s equity funds during the annual period, but it also serves as testament to the potential diversification benefits Market Vectors ETFs can provide to an investment portfolio.

The first ETF within the Market Vectors ETF Trust was introduced in May 2006. Even in a market rife with volatility, you, our shareholders, recognized that the market is also filled with new investment opportunity, such that total assets under management in the thirteen equity funds of the Trust stood at more than $4.4 billion as of December 31, 2008. Clearly, maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors. In a twelve-month period like the one ended December 31, 2008, we believe such a perspective is especially important.

The continued enthusiasm for ETFs in general, and for Market Vectors ETFs in particular, further demonstrates the persistent interest on the part of individual investors and financial professionals alike to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that have remained largely untapped to date.

On the following pages, you will find a brief review of the hard assets equity funds of the Trust as well as their performance for this period. You will, of course, also find the financial statements and portfolio information for each.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit www.vaneck.com/etf if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and Executive Vice President
Market Vectors ETF Trust
Van Eck Global

January 30, 2009

AGRIBUSINESS ETF (TICKER: MOO)

Market Vectors Agribusiness ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Agribusiness Index1 (DXAG) by investing in a portfolio of securities that generally replicates DXAG.

DXAG, calculated by Deutsche Börse AG, is a modified market capitalization-weighted index designed to track the movements of securities of companies engaged in the agriculture business that are traded on leading global exchanges. As of December 31, 2008, DXAG represented 41 publicly traded companies.

Fund Review

For the twelve months ended December 31, 2008 (the “reporting period”), the Fund declined 50.64%, while the DXAG fell 51.39%.2 The Fund had a net asset value of $56.73 per share on December 31, 2007 and ended the period with a net asset value of $27.71 per share on December 31, 2008.

Agribusiness companies overall were impacted by the decline in crude oil prices during the second half of the year, as support for heightened agricultural commodities prices was diminished. Also, global demand was weakened by the fallout of the credit crisis. Each of the Fund’s ten largest holdings as of December 31, 2008 generated double-digit declines during the annual period, although Syngenta, Monsanto, Archer-Daniels-Midland, Wilmar International and Potash Corp. of Saskatchewan outpaced DXAG. Deere & Co., IOI, Yara International, The Mosaic Co. and Bunge lagged the Index. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as ofs December 31: Syngenta, 8.2%; Monsanto, 7.4%; Archer-Daniels-Midland, 8.0%; Wilmar Int’l, 4.3%; Potash Corp. of Saskatchewan, 8.1% Deere & Co., 7.7%; IOI, 4.7%; Yara Int’l, 4.7%; The Mosaic Co., 4.6%; and Bunge, 4.6%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the agriculture business such as economic forces, energy and financial markets, government policies and regulations, and environmental laws and regulations.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

AGRIBUSINESS ETF

The DAXglobal® Agribusiness Index (DXAG), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXAG or results to be obtained by any person using DXAG in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The DAXglobal® Agribusiness Index (DXAG) is a modified market capitalization-weighted index comprised of publicly traded companies engaged in the agriculture business that are traded on leading global exchanges.

[2]

The Fund is passively managed and may not hold each DXAG component in the same weighting as the DXAG and is subject to certain expenses that DXAG is not. The Fund thus may not exactly replicate the performance of DXAG.

MOO PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	DXAG

One Year	(51.03)%	(50.64)%	(51.39)%
Life* (annualized)	(24.46)%	(24.71)%	(24.99)%
Life* (cumulative)	(31.22)%	(31.52)%	(31.92)%

*since 8/31/07

Gross Expense Ratio 0.59% / Net Expense Ratio 0.59%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

AGRIBUSINESS ETF

Geographical Weightings*
(unaudited)*

* Percentage of net assets.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Agribusiness ETF (MOO)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MOO is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	September 5, 2007* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	1	0.3%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.3%
Greater than or Equal to 2.0% And Less Than 2.5%	5	1.5%
Greater than or Equal to 1.5% And Less Than 2.0%	3	0.9%
Greater than or Equal to 1.0% And Less Than 1.5%	11	3.3%
Greater than or Equal to 0.5% And Less Than 1.0%	88	26.3%
Greater than or Equal to 0.0% And Less Than 0.5%	101	30.1%
Greater than or Equal to -0.5% And Less Than 0.0%	59	17.6%
Greater than or Equal to -1.0% And Less Than -0.5%	38	11.3%
Greater than or Equal to -1.5% And Less Than -1.0%	17	5.1%
Greater than or Equal to -2.0% And Less Than -1.5%	6	1.8%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.3%
Greater than or Equal to -3.0% And Less Than -2.5%	2	0.6%
Less Than -3.0%	2	0.6%

	335	100.0%

* First day of secondary market trading.

AGRIBUSINESS ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Agribusiness ETF at commencement with a similar investment in the DAXglobal® Agribusiness Index.

Market Vectors Agribusiness ETF (NAV)
Market Vectors Agribusiness ETF (Share Price)
DAXglobal Agribusiness Index

Annualized Total Return 12/31/08	1 Year	Life[1]

Agribusiness ETF (NAV)[1]	(50.64)%	(24.71)%

Agribusiness ETF (Share Price)[2]	(51.03)%	(24.46)%

DAXglobal® Agribusiness Index	(51.39)%	(24.99)%

[1]	Commencement date for the Market Vectors Agribusiness ETF was 8/31/07.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

The DAXglobal® Agribusiness Index (DXAG), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXAG or results to be obtained by any person using DXAG in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The DAXglobal® Agribusiness Index (DXAG) is a modified market capitalization-weighted index designed to track the movements of securities of companies engaged in the agriculture business that are traded on leading global exchanges.

COAL ETF (TICKER: KOL)

Market Vectors Coal ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield return performance of the Stowe Coal IndexSM (COAL)1 by investing in a portfolio of securities that generally replicates COAL.

COAL, calculated and maintained by Standard & Poor’s Custom Indices on behalf of Stowe Global Indexes LLC, is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies worldwide that are engaged in the coal industry. As of December 31, 2008, COAL represented 38 publicly traded companies from around the globe.

Fund Review

For the period from the Fund’s commencement date on January 10, 2008 through December 31, 2008 (the “reporting period”), the Fund declined 63.75%, while COAL fell 63.49%.2 The Fund commenced operations with a net asset value of $40.39 per share on January 10, 2008 and ended the period with a net asset value of $14.55 per share on December 31, 2008.

Coal companies overall struggled for the year, as coal prices dropped significantly during the second half on the weakening economy, low steel utilization, supply/demand issues and unwinding by hedge funds of their leveraged positions in commodities. Each of the Fund’s ten largest holdings as of December 31, 2008 generated double-digit declines, although Consol Energy, Massey Energy, Arch Coal, Peabody Energy, Bucyrus International and Joy Global outpaced COAL. Yanzhou Coal Mining, China Shenhua Energy, China Coal Energy and Bumi Resources underperformed the Index. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Consol Energy, 7.7%; Massey Energy, 3.8%; Arch Coal, 4.7%; Peabody Energy, 7.6%; Bucyrus Int’l, 4.6%; Joy Global, 8.6%; Yanzhou Coal Mining, 4.4%; China Shenhua Energy, 7.6%; China Coal Energy, 7.5%; and Bumi Resources, 4.3%.]

The Fund is subject to various risks including those associated with making investments in the coal business such as changes in exchange rates, interest rates, government regulations, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Additional risks include worldwide energy price fluctuations, natural disasters, environmental damage claims and risks related to foreign investments.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Stowe Coal IndexSM (COAL), a trademark of Stowe Global Indexes LLC (Stowe), is licensed for use by Van Eck Associates Corporation. Stowe neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of COAL or results to be obtained by any person using COAL in connection with trading the Fund. COAL is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	The Stowe Coal Index (COAL) is a rules-based, modified-capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the coal industry.
[2]

The Fund is passively managed and may not hold each COAL component in the same weighting as COAL and is subject to certain expenses that COAL is not. The Fund thus may not exactly replicate the performance of COAL.

COAL ETF

KOL PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	COAL

Life since 1/10/08	(63.33)%	(63.75)%	(63.49)%

Gross Expense Ratio 0.62% / Net Expense Ratio 0.62%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Geographical Weightings*
(unaudited)*

* Percentage of net assets.
Portfolio is subject to change.

COAL ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Coal ETF (KOL)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for KOL is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 14* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	9	3.7%
Greater than or Equal to 2.5% And Less Than 3.0%	8	3.3%
Greater than or Equal to 2.0% And Less Than 2.5%	10	4.1%
Greater than or Equal to 1.5% And Less Than 2.0%	18	7.3%
Greater than or Equal to 1.0% And Less Than 1.5%	33	13.5%
Greater than or Equal to 0.5% And Less Than 1.0%	55	22.4%
Greater than or Equal to 0.0% And Less Than 0.5%	47	19.2%
Greater than or Equal to -0.5% And Less Than 0.0%	22	9.0%
Greater than or Equal to -1.0% And Less Than -0.5%	17	6.9%
Greater than or Equal to -1.5% And Less Than -1.0%	8	3.3%
Greater than or Equal to -2.0% And Less Than -1.5%	5	2.0%
Greater than or Equal to -2.5% And Less Than -2.0%	9	3.7%
Greater than or Equal to -3.0% And Less Than -2.5%	3	1.2%
Less Than -3.0%	1	0.4%

	245	100.0%

* First day of secondary market trading.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Coal ETF at commencement with a similar investment in the Stowe Coal IndexSM.

Market Vectors Coal ETF (NAV)
Market Vectors Coal ETF (Share Price)
Stowe Coal IndexSM

Total Return 12/31/08	Life[1]

Coal ETF (NAV)[1]	(63.75)%

Coal ETF (Share Price)[2]	(63.33)%

Stowe Coal IndexSM	(63.49)%

[1]	Commencement date for the Market Vectors Coal ETF was 1/10/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

COAL ETF

The Stowe Coal IndexSM (COAL), a trademark of Stowe Global Indexes LLC (Stowe), is licensed for use by Van Eck Associates Corporation. Stowe neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of COAL or results to be obtained by any person using COAL in connection with trading the Fund. COAL is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Stowe Coal Index (COAL) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

GLOBAL ALTERNATIVE ENERGY ETF (TICKER: GEX)

Market Vectors Global Alternative Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Global IndexSM (Extra Liquid)1 (AGIXL) by investing in a portfolio of securities that generally replicates AGIXL.

AGIXL, calculated by Dow Jones Indexes on behalf of Ardour Global IndexesSM LLC, is a rules-based, global capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry. As of December 31, 2008, AGIXL represented 30 publicly traded companies.

Fund Review

For the twelve months ended December 31, 2008 (the “reporting period”), the Fund declined 60.98%, while the AGIXL fell 61.84%.2 The Fund had a net asset value of $59.50 per share on December 31, 2007 and ended the period with a net asset value of $23.08 on December 31, 2008.

Following strong performance in 2007, global alternative energy stocks were impacted by the extreme volatility of the broad equity market in 2008, as investors grew increasingly cautious about high-growth stocks. Rapid deterioration of the near term outlook for project pipelines as capital became scarce for virtually all businesses further affected the sector. So, too, did investor concerns regarding both lower crude oil and natural gas prices and declining energy demand in the current recession. Each of the Fund’s ten largest holdings as of December 31, 2008 experienced double-digit share price declines during the annual period. However, Kurita Water Industries, Covanta Holding, Verbund, Itron, Vestas Wind Systems, Iberdrola Renovables, First Solar and Gamesa Corporacion Tecnologica outpaced AGIXL. SolarWorld and Q-Cells underperformed the Index. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Kurita Water Industries, 4.7%; Covanta Holding, 4.5%; Verbund, 5.1%; Itron, 4.2%; Vestas Wind Systems, 10.1%; Sunpower Corp., 3.6%; Iberdrola Renovables, 5.8%; First Solar, 7.6%; Gamesa Corporacion Tecnologica, 5.0%; SolarWorld, 4.3%; and Q-Cells, 4.9%.]

The Fund is subject to various risks including those associated with making investments in alternative energy companies such as obsolescence of technology, short product cycles, commodity price volatility, depletion of resources, technical developments and risks associated with companies with a limited operating history.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

GLOBAL ALTERNATIVE ENERGY ETF

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR-XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXL is calculated by Dow Jones Indexes. The Fund, based on the AGIXL, is not sponsored, endorsed, sold or promoted by Dow Jones.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Ardour Global IndexSM (Extra Liquid) (AGIXL) is a rules-based, global, capitalization-weighted, float adjusted index comprised of publicly traded companies engaged in the alternative energy industry.

[2]

The Fund is passively managed and may not hold each AGIXL component in the same weighting as the AGIXL and is subject to certain expenses that AGIXL is not. The Fund thus may not exactly replicate the performance of AGIXL.

GEX PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	AGIXL

One Year	(60.82)%	(60.98)%	(61.84)%
Life* (annualized)	(27.04)%	(27.54)%	(28.12)%
Life* (cumulative)	(40.80)%	(41.47)%	(42.30)%

*since 5/3/07

Gross Expense Ratio 0.62% / Net Expense Ratio 0.62%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (05/03/07) to the first day of secondary market trading in shares of the Fund (5/09/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GLOBAL ALTERNATIVE ENERGY ETF

Sector Weightings*
(unaudited)

* Percentage of total investments.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Global Alternative Energy ETF (GEX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GEX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 9, 2007* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.7%
Greater than or Equal to 2.0% And Less Than 2.5%	3	0.7%
Greater than or Equal to 1.5% And Less Than 2.0%	12	2.9%
Greater than or Equal to 1.0% And Less Than 1.5%	70	16.8%
Greater than or Equal to 0.5% And Less Than 1.0%	146	35.0%
Greater than or Equal to 0.0% And Less Than 0.5%	117	28.1%
Greater than or Equal to -0.5% And Less Than 0.0%	31	7.4%
Greater than or Equal to -1.0% And Less Than -0.5%	17	4.1%
Greater than or Equal to -1.5% And Less Than -1.0%	9	2.2%
Greater than or Equal to -2.0% And Less Than -1.5%	4	1.0%
Greater than or Equal to -2.5% And Less Than -2.0%	2	0.5%
Greater than or Equal to -3.0% And Less Than -2.5%	2	0.5%
Less Than -3.0%	1	0.2%

	417	100.0%

* First day of secondary market trading.

GLOBAL ALTERNATIVE ENERGY ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Global Alternative Energy ETF at commencement with a similar investment in the Ardour Global IndexSM (Extra Liquid).

Market Vectors Global Alternative Energy ETF (NAV)
Market Vectors Global Alternative Energy ETF (Share Price)
Ardour Global Index (Extra Liquid)

Annualized Total Return 12/31/08	1 Year	Life[1]

Global Alternative Energy ETF (NAV)[1]	(60.98)%	(27.54)%

Global Alternative Energy ETF (Share Price)[2]	(60.82)%	(27.04)%

Ardour Global IndexSM (Extra Liquid)	(61.84)%	(28.12)%

[1]	Commencement dates for the Market Vectors Global Alternative Energy ETF was 5/3/07.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/3/07) to the first day of secondary market trading in shares of the Fund (5/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR –XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXL is calculated by Dow Jones Indexes. The Fund, based on the AGIXL, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Ardour Global IndexSM (Extra Liquid) (AGIXL) is a rules-based, global capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

GOLD MINERS ETF (TICKER: GDX)

Market Vectors Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Gold Miners Index1 (GDM) by investing in a portfolio of securities that generally replicates GDM.

GDM, calculated by the NYSE Alternext, is a modified market capitalization-weighted index that provides exposure to publicly traded companies worldwide involved primarily in the mining for gold. We believe that GDM is the most comprehensive and diversified representation of today’s gold-mining market, representing 32 publicly traded issuers as of December 31, 2008.

Gold Share and Fund Review

Gold bullion was one of the few asset classes to add value in 2008. For the twelve-month period, gold bullion prices advanced $48.13 per ounce, or 5.77%, to close on December 31, 2008 at $882.05. Gold shares, on the other hand, suffered relentlessly, as valuations relative to the gold bullion price plummeted to lows never seen before. At one point, the GDM was down as much as 64% year-to-date. Fortunately, gold shares, like the precious metal, had a strong year-end performance that enabled the GDM to cut its losses for the year to 26.33%.

Within the sector, mid-capitalization and large-capitalization gold stocks outperformed small-cap gold stocks, as indicated by the 49.3% decline in the BMO Nesbitt Burns Small Cap Gold and Precious Metals Index.2 Small-cap, or junior, companies are generally not as liquid as their larger-cap counterparts and tend to rely more on the capital markets for funding. Consequently, these companies suffered the most as a result of the redemptions, margin calls and liquidation associated with the 2008 credit crisis.

For the twelve months ended December 31, 2008 (the “reporting period”), the Fund declined 26.56%, while the GDM fell 26.33%.3 The Fund had a net asset value of $45.89 per share on December 31, 2007 and ended the period with a net asset value of $33.70 per share on December 31, 2008.

Given the absolute losses experienced by the Fund, it may be limited solace to note that gold-related assets outperformed more traditional financial markets in seven of the last eight years—including 2008. But even though gold shares were heavily impacted by crisis selling during the annual period, and thus significantly underperformed the underlying metal, its outperformance of the broad financial markets is testament to the attractive qualities enduring in gold-related investments.

Among the Fund’s ten largest holdings as of December 31, 2008, three produced positive returns for the reporting period. Indeed, Eldorado Gold generated impressive double-digit returns, while Harmony Gold Mining and Kinross Gold also gained ground though more modestly. Agnico-Eagle Mines, Goldcorp,

Barrick Gold and Newmont Mining declined but outpaced GDM. Lihir Gold, AngloGold Ashanti and Yamana Gold underperformed the Index. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Eldorado Gold, 4.6%; Harmony Gold Mining, 4.5%; Kinross Gold, 5.8%; Agnico-Eagle Mines, 5.3%; Goldcorp, 10.9%; Barrick Gold, 13.6%; Newmont Mining, 8.8%; Lihir Gold, 4.8%; AngloGold Ashanti, 4.9%; and Yamana Gold, 4.8%.]

The Fund is subject to various risks including those associated with making investments in gold-mining companies such as competitive pressures and fluctuations in the price of gold bullion. In times of stable economic growth, the value of gold and other precious metals may be adversely affected.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Gold Miners Index (GDM), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of GDM or results to be obtained by any person from using GDM in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	NYSE Arca Gold Miners Index (GDM) is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.
[2]

The BMO Nesbitt Burns Small Cap Gold and Precious Metals Index includes 39 gold and precious metals stocks with a total market capitalization of approximately $24 billion. It is a sub-index of the BMO Nesbitt Burns Small Cap Index. The median and mean market capitalizations of the sub-index were approximately $509 million and $613 million, respectively.

[3]

The Fund is passively managed and may not hold each GDM component in the same weighting as GDM and is subject to certain expenses that GDM is not. The Fund thus may not exactly replicate the performance of GDM.

GOLD MINERS ETF

GDX PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	GDM

One Year	(26.07)%	(26.56)%	(26.33)%
Life* (annualized)	(5.19)%	(5.38)%	(4.96)%
Life* (cumulative)	(13.07)%	(13.53)%	(12.51)%

*since 5/16/06

Gross Expense Ratio 0.56% / Net Expense Ratio 0.55%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Geographical Weightings*
(unaudited)

* Percentage of net assets.
Portfolio is subject to change.

GOLD MINERS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Gold Miners ETF (GDX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GDX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 22, 2006* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	1	0.2%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	1	0.2%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.2%
Greater than or Equal to 1.0% And Less Than 1.5%	12	1.8%
Greater than or Equal to 0.5% And Less Than 1.0%	35	5.3%
Greater than or Equal to 0.0% And Less Than 0.5%	359	54.5%
Greater than or Equal to -0.5% And Less Than 0.0%	216	32.8%
Greater than or Equal to -1.0% And Less Than -0.5%	24	3.6%
Greater than or Equal to -1.5% And Less Than -1.0%	6	0.9%
Greater than or Equal to -2.0% And Less Than -1.5%	2	0.3%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.2%
Less Than -3.0%	1	0.2%

	659	100.0%

* First day of secondary market trading.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Gold Miners ETF at commencement with a similar investment in NYSE Arca Gold Miners Index.

Market Vectors Gold Miners ETF (NAV)
Market Vectors Gold Miners ETF (Share Price)
NYSE Arca Gold Miners Index

Annualized Total Return 12/31/08	1 Year	Life[1]

Gold Miners ETF (NAV)[1]	(26.56)%	(5.38)%

Gold Miners ETF (Share Price)[2]	(26.07)%	(5.19)%

NYSE Arca Gold Miners Index	(26.33)%	(4.96)%

[1]	Commencement date for the Market Vectors Gold Miners ETF was 5/16/06.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GOLD MINERS ETF

NYSE Arca Gold Miners Index (GDM), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of GDM or results to be obtained by any person from using GDM in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

NYSE Arca Gold Miners Index (GDM) is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

NUCLEAR ENERGY ETF (TICKER: NLR)

Market Vectors Nuclear Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Nuclear Energy Index1 (DXNE) by investing in a portfolio of securities that generally replicates DXNE.

DXNE, calculated by Deutsche Börse AG, is a modified market capitalization-weighted index comprised of publicly traded companies worldwide that are engaged in the nuclear energy industry. As of December 31, 2008, DXNE represented 33 publicly traded companies.

Fund Review

For the twelve months ended December 31, 2008, (the “reporting period”), the Fund declined 45.82%, while the DXNE decreased 46.57%.2 The Fund had a net asset value of $35.62 per share on December 31, 2007 and ended the period with a net asset value of $19.30 per share on December 31, 2008.

The uranium market and nuclear energy industry were not spared from the effects of the 2008 financial crisis. Spot uranium prices dropped notably, as hedge funds and other financial players unwound their positions in commodities. Lower prices and tougher credit markets, in turn, drove concerns about production delays and stoppages. Demand prospects for nuclear power growth were brought into question by the crisis as well. Four of the Fund’s ten largest holdings as of December 31, 2008 produced positive returns, namely Toshiba Plant Systems & Services, Kajima, British Energy Group and Mitsubishi Heavy Industries. JGC, Energy Resources of Australia, Exelon and IHI declined but outpaced DXNE. Electricite de France and Cameco each underperformed the Index during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Toshiba Plant Systems & Services, 4.9%; Kajima, 4.6%; British Energy Group, 7.3%; Mitsubishi Heavy Industries, 7.6%; JGC, 4.8%; Energy Resources of Australia, 4.7%; Exelon, 7.6%; IHI, 4.4%; Electricite de France, 8.1%; and Cameco, 7.5%.]

The Fund is subject to various risks including those associated with making investments in nuclear energy companies such as restrictive regulations, accidents, breaches of security, ill-intentioned acts or terrorism, air crashes, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only

NUCLEAR ENERGY ETF

through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	The DAXglobal® Nuclear Energy Index (DXNE) is a global, modified market capitalization weighted index comprised of publicly traded companies engaged in the nuclear energy industry.
[2]

The Fund is passively managed and may not hold each DXNE component in the same weighting as the DXNE and is subject to certain expenses that DXNE is not. The Fund thus may not exactly replicate the performance of DXNE.

NLR PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	DXNE

One Year	(44.75)%	(45.82)%	(46.57)%
Life* (annualized)	(37.99)%	(38.83)%	(39.08)%
Life* (cumulative)	(48.37)%	(49.35)%	(49.70)%

*since 8/13/07

Gross Expense Ratio 0.61% / Net Expense Ratio 0.61%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’ s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

NUCLEAR ENERGY ETF

Geographical Weightings*
(unaudited)

* Percentage of net assets.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Nuclear Energy ETF (NLR)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for NLR is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	August 15, 2007* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	2	0.6%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.3%
Greater than or Equal to 2.0% And Less Than 2.5%	1	0.3%
Greater than or Equal to 1.5% And Less Than 2.0%	9	2.6%
Greater than or Equal to 1.0% And Less Than 1.5%	39	11.2%
Greater than or Equal to 0.5% And Less Than 1.0%	90	25.8%
Greater than or Equal to 0.0% And Less Than 0.5%	93	26.6%
Greater than or Equal to -0.5% And Less Than 0.0%	37	10.6%
Greater than or Equal to -1.0% And Less Than -0.5%	24	6.9%
Greater than or Equal to -1.5% And Less Than -1.0%	17	4.9%
Greater than or Equal to -2.0% And Less Than -1.5%	11	3.2%
Greater than or Equal to -2.5% And Less Than -2.0%	12	3.4%
Greater than or Equal to -3.0% And Less Than -2.5%	6	1.7%
Less Than -3.0%	7	2.0%

	349	100.0%

* First day of secondary market trading.

NUCLEAR ENERGY ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Nuclear Energy ETF at commencement with a similar investment in the DAXglobal® Nuclear Energy Index.

Market Vectors Nuclear Energy ETF (NAV)
Market Vectors Nuclear Energy ETF (Share Price)
DAXglobal Nuclear Energy Index

Annualized Total Return 12/31/08	1 Year	Life[1]

Nuclear Energy ETF (NAV)[1]	(45.82)%	(38.83)%

Nuclear Energy ETF (Share Price)[2]	(44.75)%	(37.99)%

DAXglobal® Nuclear Energy Index	(46.57)%	(39.08)%

[1]	Commencement date for the Market Vectors Nuclear Energy was 8/13/07.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

The DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The DAXglobal® Nuclear Energy Index (DXNE) is a modified market capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

RVE HARD ASSETS PRODUCERS ETF (TICKER: HAP)

Market Vectors RVE Hard Assets Producers ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the RogersTM-Van Eck Hard Assets Producers Index1 (RVEI) by investing in a portfolio of securities that generally replicates the RVEI.

RVEI, calculated and maintained by S-Network Global Indexes LLC, is a rules-based index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of hard assets and related products and services. RVEI is viewed by many as the definitive global benchmark for commodity equities. RVEI comprises a global group of companies involved in six hard assets sectors: agriculture, energy, base metals, precious metals, forest products and water/renewable energy sources (solar, wind). It is the first among commodity equity indexes to include water and renewable energy. RVEI was developed in concert with international investor Jim Rogers and is endorsed by Van Eck Global. Sector weights are set annually based on estimates of global hard assets consumption, and stock weights within sectors are based on market capitalization, float-adjusted and modified to conform to various asset diversification requirements. As of December 31, 2008, RVEI represented 293 publicly traded companies from around the globe.

Fund Review

For the period from the Fund’s commencement date on August 29, 2008 through December 31, 2008 (the “reporting period”), the Fund declined 41.07%, while the RVEI decreased 42.00%.2 The Fund commenced operations with a net asset value of $39.60 per share on August 29, 2008 and ended the period with a net asset value of $23.27 on December 31, 2008.

Two of the Fund’s ten largest holdings as of December 31, 2008 generated positive returns, namely Archer-Daniels-Midland and ExxonMobil. Six others declined but still outperformed RVEI. These were Chevron, BP, Total, Syngenta, Monsanto and BHP Billiton. Deere & Co. and Potash underperformed the Index. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Archer-Daniels-Midland, 3.4%; ExxonMobil, 7.4%; Chevron, 2.7%; BP, 2.6%; Total, 2.0%; Syngenta, 3.4%; Monsanto, 7.2%; BHP Billiton, 2.2%; Deere & Co., 3.1%; and Potash, 4.1%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in producing and distributing hard assets and related products and services, such as commodity price volatility, changes in government policies/regulations and world political and economic developments.

Additional risks include competitive pressures, technological advances and/or obsolescence, the depletion of resources, labor relations issues and risks associated with foreign investments.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The RogersTM-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC. The Fund is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in the Fund.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

The Fund is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in the Fund or in futures particularly.

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEI. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

RVE HARD ASSETS PRODUCERS ETF

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

1

The RogersTM-Van Eck Hard Assets Producers Index is a rules-based, modified capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

2

The Fund is passively managed and may not hold each RVEI component in the same weighting as RVEI and is subject to certain expenses that RVEI is not. The Fund thus may not exactly replicate the performance of RVEI.

HAP PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	RVEI

Life since 8/29/08	(39.68)%	(41.07)%	(42.00)%

Gross Expense Ratio 2.20% / Net Expense Ratio 0.75%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

RVE HARD ASSETS PRODUCERS ETF

Sector Weightings*
(unaudited)

* Percentage of total investments.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

RVE Hard Assets Producers ETF (HAP)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for HAP is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	September 3* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	9	10.7%
Greater than or Equal to 2.5% And Less Than 3.0%	4	4.8%
Greater than or Equal to 2.0% And Less Than 2.5%	5	6.0%
Greater than or Equal to 1.5% And Less Than 2.0%	12	14.3%
Greater than or Equal to 1.0% And Less Than 1.5%	6	7.1%
Greater than or Equal to 0.5% And Less Than 1.0%	20	23.8%
Greater than or Equal to 0.0% And Less Than 0.5%	10	11.9%
Greater than or Equal to -0.5% And Less Than 0.0%	8	9.5%
Greater than or Equal to -1.0% And Less Than -0.5%	4	4.8%
Greater than or Equal to -1.5% And Less Than -1.0%	2	2.4%
Greater than or Equal to -2.0% And Less Than -1.5%	2	2.4%
Greater than or Equal to -2.5% And Less Than -2.0%	1	1.2%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	1	1.2%

	84	100.0%

* First day of secondary market trading.

RVE HARD ASSETS PRODUCERS ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors RVE Hard Assets Producers ETF at commencement with a similar investment in the RogersTM-Van Eck Hard Assets Producers Index.

Market Vectors RVE Hard Assets Producers ETF (NAV)
Market Vectors RVE Hard Assets Producers ETF (Share Price)
RogersTM-Van Eck Hard Assets Producers Index

Total Return 12/31/08	Life[1]

RVE Hard Assets Producers ETF (NAV)	(41.07)%

RVE Hard Assets Producers ETF (Share Price)[2]	(39.68)%

RogersTM-Van Eck Hard Assets Producers Index	(42.00)%

[1]	Commencement date for the Market Vectors RVE Hard Assets Producers ETF was 8/29/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

The RogersTM-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC. The Fund is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in the Fund.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

The Fund is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in the Fund or in futures particularly.

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEI. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The RogersTM-Van Eck Hard Assets Producers Index is a rules-based, modified capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

SOLAR ENERGY ETF (TICKER: KWT)

Market Vectors Solar Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Solar Energy IndexSM (SOLRX)1 by investing in a portfolio of securities that generally replicates SOLRX.

SOLRX, calculated and maintained by Dow Jones Indexes on behalf of Ardour Global Indexes LLC, is a rules-based, modified global capitalization-weighted, float-adjusted index comprised of publicly traded companies from around the world are engaged in the solar energy industry. As of December 31, 2008, SOLRX represented 30 publicly traded companies from around the globe. SOLRX is widely considered the pure-play leader in tracking the global solar industry.

Fund Review

For the period from the Fund’s commencement date on April 21, 2008 through December 31, 2008 (the “reporting period”), the Fund declined 65.04%, while the SOLRX fell 65.45%.2 The Fund commenced operations with a net asset value of $40.68 per share on April 21, 2008 and ended the period with a net asset value of $14.22 per share on December 31, 2008.

Concerns about U.S. and Spanish subsidy regimes, about oversupply combined with slowing demand, and about availability of financing for future projects weighed on solar energy stocks during the reporting period. So, too, did investors’ heightened caution about high-growth stocks amidst the extreme volatility of the broad equity market in 2008. Each of the Fund’s ten largest holdings as of December 31, 2008 experienced double-digit share price declines during the reporting period. Energy Conversion Devices still managed to outpace SOLRX by a significant margin, while PV Crystalox Solar, First Solar, Sunpower, and SolarWorld also outperformed the Index though more modestly. Q-Cells, Renewable Energy, Suntech Power Holdings, Evergreen Solar and JA Solar Holdings underperformed the Index during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Energy Conversion Devices, 4.1%; PV Crystalox Solar, 4.1%; First Solar, 9.5%; Sunpower, 9.5%; SolarWorld, 11.2%; Q-Cells, 12.7%; Renewable Energy, 4.2%; Suntech Power Holdings, 4.5%; Evergreen Solar, 4.2%; and JA Solar Holdings, 5.3%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the solar energy business such as competitive pressures, changes in government policy and regulation, economic and political conditions, world events and risks related to foreign investments. Additional risks include short product cycles, technological developments and obsolescence, commodity and energy price volatility, depletion of resources and a variety of risks associated with companies with limited operating histories.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

“Ardour Global IndexesSM, LLC” and “Ardour Solar Energy IndexSM” (SOLRX) are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. SOLRX is calculated by Dow Jones Indexes. The Fund, based on the SOLRX, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	The Ardour Solar Energy IndexSM (SOLRX) is a rules-based, modified-capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the solar energy industry.
[2]

The Fund is passively managed and may not hold each SOLRX component in the same weighting as SOLRX and is subject to certain expenses that SOLRX is not. The Fund thus may not exactly replicate the performance of SOLRX.

SOLAR ENERGY ETF

KWT PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	SOLRX

Life since 4/21/08	(65.09)%	(65.04)%	(65.45)%

Gross Expense Ratio 1.23% / Net Expense Ratio 0.65%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/23/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Geographical Weightings* (unaudited)

* Percentage of net assets.
Portfolio is subject to change.

SOLAR ENERGY ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Solar Energy ETF (KWT)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for KWT is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 23* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	2	1.1%
Greater than or Equal to 2.5% And Less Than 3.0%	3	1.7%
Greater than or Equal to 2.0% And Less Than 2.5%	5	2.8%
Greater than or Equal to 1.5% And Less Than 2.0%	8	4.5%
Greater than or Equal to 1.0% And Less Than 1.5%	18	10.2%
Greater than or Equal to 0.5% And Less Than 1.0%	28	15.9%
Greater than or Equal to 0.0% And Less Than 0.5%	44	25.0%
Greater than or Equal to -0.5% And Less Than 0.0%	26	14.8%
Greater than or Equal to -1.0% And Less Than -0.5%	16	9.1%
Greater than or Equal to -1.5% And Less Than -1.0%	7	4.0%
Greater than or Equal to -2.0% And Less Than -1.5%	9	5.1%
Greater than or Equal to -2.5% And Less Than -2.0%	3	1.7%
Greater than or Equal to -3.0% And Less Than -2.5%	2	1.1%
Less Than -3.0%	5	2.8%

	176	100.0%

* First day of secondary market trading.

SOLAR ENERGY ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Solar Energy ETF at commencement with a similar investment in the Ardour Solar Energy IndexSM.

Market Vectors Solar Energy ETF (NAV)
Market Vectors Solar Energy ETF (Share Price)
Ardour Solar Energy IndexTM

Total Return 12/31/08	Life[1]

Solar Energy ETF (NAV)	(65.04)%

Solar Energy ETF (Share Price)	(65.09)%

Ardour Solar Energy IndexSM	(65.45)%

[1]	Commencement date for the Market Vectors Solar Energy ETF was 4/21/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/23/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

SOLAR ENERGY ETF

“Ardour Global IndexesSM, LLC” and “Ardour Solar Energy IndexSM” (SOLRX) are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. SOLRX is calculated by Dow Jones Indexes. The Fund, based on the SOLRX, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Ardour Solar Energy IndexSM (SOLRX) is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

STEEL ETF (TICKER: SLX)

Market Vectors Steel ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Steel Index1 (STEEL) by investing in a portfolio of securities that generally replicates STEEL.

STEEL, calculated by the New York Stock Exchange Alternext, is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore. We believe that STEEL is currently the most broadly diversified index specifically designed as an effective benchmark for the steel industry, representing more companies than any other steel index and encompassing a broad, global range of companies across the market capitalization spectrum. As of December 31, 2008, STEEL represented 27 publicly traded issuers from around the globe.

Fund Review

For the twelve months ended December 31, 2008 (the “reporting period”), the Fund declined 63.79%, while STEEL decreased 63.63%.2 The Fund had a net asset value of $85.02 per share on December 31, 2007 and ended the period with a net asset value of $29.43 per share on December 31, 2008.

Steel companies broadly suffered during the reporting period from exceedingly low steel utilization in the face of economic recession. Each of the Fund’s ten largest holdings as of December 31, 2008 experienced double-digit share price declines during the reporting period. Still, Nucor outpaced STEEL by a wide margin. POSCO, Gerdau, Cia Siderurgica Nacional, Gerdau AmeriSteel and Cia Vale do Rio Doce also declined less than STEEL, though to a much more modest degree. ArcelorMittal, United States Steel, Allegheny Technologies and Rio Tinto underperformed the Index. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Nucor, 4.8%; POSCO, 7.9%; Gerdau, 4.5%; Cia Siderurgica Nacional, 5.0%; Gerdau AmeriSteel, 4.7%; Cia Vale do Rio Doce, 11.7%; ArcelorMittal, 10.7%; United States Steel, 4.5%; Allegheny Technologies, 4.6%; and Rio Tinto, 9.7%.]

The Fund is subject to various risks including those associated with making investments in steel companies such as competitive pressures, fluctuations in the price of steel, changes in government regulation, world events and economic conditions.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

STEEL ETF

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation in connection with the Market Vectors Steel ETF (SLX). NYSE Euronext neither sponsors nor endorses SLX and makes no warranty or representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading SLX.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

NYSE Arca Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

[2]

The Fund is passively managed and may not hold each STEEL component in the same weighting as STEEL and is subject to certain expenses that STEEL is not. The Fund thus may not exactly replicate the performance of STEEL.

SLX PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	STEEL

One Year	(63.82)%	(63.79)%	(63.63)%
Life* (annualized)	(11.28)%	(11.26)%	(10.82)%
Life* (cumulative)	(23.38)%	(23.34)%	(22.52)%

* since 10/10/06

Gross Expense Ratio 0.60% / Net Expense Ratio 0.55%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

STEEL ETF

Geographical Weightings*
(unaudited)

* Percentage of net assets.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Steel ETF (SLX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SLX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	October 16, 2006* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.2%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	9	1.6%
Greater than or Equal to 0.0% And Less Than 0.5%	274	49.2%
Greater than or Equal to -0.5% And Less Than 0.0%	258	46.3%
Greater than or Equal to -1.0% And Less Than -0.5%	11	2.0%
Greater than or Equal to -1.5% And Less Than -1.0%	2	0.4%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.2%
Less Than -3.0%	1	0.2%

	557	100.0%

* First day of secondary market trading.

STEEL ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Steel ETF at commencement with a similar investment in NYSE Arca Steel Index.

Market Vectors Steel ETF (NAV)
Market Vectors Steel ETF (Share Price)
NYSE Arca Steel Index

Annualized Total Return 12/31/08	1 Year	Life[1]

Steel ETF (NAV)[1]	(63.79)%	(11.26)%

Steel ETF (Share Price)[2]	(63.82)%	(11.28)%

NYSE Arca Steel Index	(63.63)%	(10.82)%

[1]	Commencement date for the Market Vectors Steel ETF was 10/10/06.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

NYSE Arca Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2008 to December 31, 2008.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Annualized Expense Ratio	Expenses Paid During Period* July 1, 2008- December 31, 2008

Agribusiness ETF
Actual	$1,000.00	$452.20	0.66%	$2.39
Hypothetical **	$1,000.00	$1,021.84	0.66%	$3.33

Coal ETF
Actual	$1,000.00	$254.20	0.65%	$2.05
Hypothetical **	$1,000.00	$1,021.87	0.65%	$3.30

Global Alternative Energy ETF
Actual	$1,000.00	$454.50	0.68%	$2.50
Hypothetical **	$1,000.00	$1,021.70	0.68%	$3.47

Gold Miners ETF
Actual	$1,000.00	$696.10	0.56%	$2.38
Hypothetical **	$1,000.00	$1,022.33	0.56%	$2.84

Nuclear Energy ETF
Actual	$1,000.00	$567.50	0.66%	$2.59
Hypothetical **	$1,000.00	$1,021.83	0.66%	$3.35

RVE Hard Assets Producers ETF ***
Actual	$1,000.00	$589.30	0.75%	$1.97
Hypothetical **	$1,000.00	$1,014.05	0.75%	$2.50

Solar Energy ETF
Actual	$1,000.00	$366.30	0.65%	$2.24
Hypothetical **	$1,000.00	$1,021.86	0.65%	$3.31

Steel ETF
Actual	$1,000.00	$290.60	0.56%	$1.81
Hypothetical **	$1,000.00	$1,022.33	0.56%	$2.84

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended December 31, 2008), multiplied by the average account value over the period, multiplied by 182 and divided by 366 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
***	For comparative purposes, the information presented covers a six month period even though the commencement of operations was August 29, 2008 for RVE Hard Assets Producers ETF.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 99.8%
Argentina: 0.3%
251,369	Cresud S.A.C.I.F. y A. (ADR) †	$2,249,752

Australia: 1.1%
858,768	ABB Grains Ltd. #	4,595,758
1,763,271	AWB Ltd. † #	3,142,988

		7,738,746

Brazil: 2.0%
518,641	Perdigao S.A. (ADR)	13,681,749

Canada: 10.2%
536,043	Maple Leaf Foods, Inc.	4,806,801
751,456	Potash Corp. of Saskatchewan Inc.	55,021,608
1,188,099	Viterra, Inc. *	9,142,925

		68,971,334

China/Hong Kong: 1.3%
18,013,100	China Agri-Industries Holdings Ltd. * #	9,017,153

Indonesia: 1.4%
7,892,876	PT Astra Agro Lestari Tbk #	7,225,963
6,839,202	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk * #	1,870,710

		9,096,673

Ireland: 0.6%
1,470,491	Glanbia PLC #	4,295,710

Japan: 4.3%
2,280,392	Komatsu Ltd. #	29,089,853

Malaysia: 6.8%
30,827,000	IOI Corp. BHD. #	31,968,089
5,350,370	Kuala Lumpur Kepong BHD. #	13,823,909

		45,791,998

Mexico: 0.2%
2,825,018	Gruma S.A. de C.V. (Class B) *	1,427,962

Netherlands: 2.7%
1,189,859	CNH Global N.V. (USD) †	18,561,800

Norway: 4.7%
1,461,392	Yara International ASA #	32,145,902

Singapore: 6.9%
49,999,749	Golden Agri-Resources Ltd. #	8,239,417
7,256,520	Indofood Agri Resources Ltd. † * #	2,698,796
8,587,087	Olam International Ltd. † #	6,922,381
14,907,751	Wilmar International Ltd. † #	29,209,403

		47,069,997

See Notes to Financial Statements

Number of Shares		Value

Switzerland: 8.2%
1,413,893	Syngenta A.G. (ADR)	$55,339,772

United States: 49.1%
459,830	AGCO Corp. *	10,847,390
791,267	Agrium, Inc. †	27,005,943
1,880,192	Archer-Daniels-Midland Co.	54,205,935
215,372	Aventine Renewable Energy Holdings, Inc. * †	139,992
609,615	Bunge Ltd. †	31,559,769
284,985	CF Industries Holdings, Inc.	14,009,863
222,028	Chiquita Brands International Inc.*	3,281,574
373,322	Corn Products International, Inc.	10,770,340
873,874	Cosan Ltd (Class A) *	3,023,604
410,281	Darling International, Inc. * †	2,252,443
1,367,105	Deere & Co.	52,387,464
991,061	Del Monte Foods Co.	7,076,175
61,403	Lindsay Corp. †	1,952,001
717,240	Monsanto Co.	50,457,834
719,614	Smithfield Foods Inc. * †	10,124,969
511,885	Terra Industries Inc.	8,533,123
91,219	The Andersons, Inc. †	1,503,289
893,091	The Mosaic Co.	30,900,949
1,541,749	Tyson Foods, Inc.	13,505,721

		333,538,378

Total Common Stocks (Cost: $1,321,702,754)		678,016,779

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $1,321,702,754)		678,016,779

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.7% (Cost: $67,652,805)
	Bank of New York
67,652,805	Institutional Cash Reserve	65,769,436

Total Investments: 109.5% (Cost: $1,389,355,559)		743,786,215
Liabilities in excess of other assets: (9.5)%		(64,772,499)

NET ASSETS: 100.0%		$679,013,716

See Notes to Financial Statements

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
(continued)

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $66,589,515.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $184,246,032 which represents 27.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	35.3%	$239,029,610
Agricultural Equipment	10.3	70,151,869
Agriproduct Operations	44.0	298,346,088
Ethanol/Biodiesel	1.6	10,887,863
Livestock Operations	8.8	59,601,349

	100.0%	$678,016,779

See Notes to Financial Statements

COAL ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 9.2%
624,049	Aquila Resources Ltd. * #	$1,446,233
2,264,515	Centennial Coal Co. Ltd. † #	5,305,754
386,863	Felix Resources Ltd. #	2,406,078
223,318	Gloucester Coal Ltd. #	611,435
576,589	Macarthur Coal Ltd. † #	1,233,938
1,076,548	New Hope Corp. Ltd. #	2,603,366
785,311	Riversdale Mining Ltd. * † #	1,335,863
492,215	Whitehaven Coal Ltd. #	495,342

		15,438,009

Canada: 0.2%
626,514	Western Canadian Coal Corp. * †	360,328

China/Hong Kong: 21.6%
15,489,095	China Coal Energy Co. Ltd. #	12,517,592
5,967,408	China Shenhua Energy Co. Ltd. #	12,793,280
6,862,067	Fushan International Energy Group Ltd. * † #	1,728,311
6,064,307	Hidili Industry International Development Ltd. † #	1,935,487
9,827,961	Yanzhou Coal Mining Co. Ltd. † #	7,324,608

		36,299,278

Indonesia: 9.8%
80,654,715	Adaro Energy Tbk PT * #	3,650,933
85,945,000	Bumi Resources Tbk PT #	7,249,887
6,824,000	Indika Energy Tbk PT * #	695,142
1,621,052	Indo Tambangraya Megah PT #	1,595,551
5,163,000	Tambang Batubara Bukit Asam Tbk PT #	3,327,199

		16,518,712

Japan: 0.7%
736,000	Mitsui Mining Co. Ltd. #	1,104,177

Singapore: 1.0%
3,191,200	Straits Asia Resources Ltd. † #	1,746,773

South Africa: 3.3%
716,535	Exxaro Resources Ltd. #	5,601,878

United Kingdom: 0.6%
720,043	UK Coal PLC * #	1,056,762

United States: 53.4%
383,939	Alpha Natural Resources, Inc. *	6,215,972
489,547	Arch Coal, Inc.	7,974,721
415,154	Bucyrus International, Inc.	7,688,652
453,926	Consol Energy Inc.	12,973,205
283,474	Foundation Coal Holdings Inc.	3,974,305
75,318	FreightCar America, Inc. †	1,376,059
104,218	Fuel Tech, Inc. * †	1,103,668

See Notes to Financial Statements

COAL ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

United States: (continued)
262,520	Headwaters, Inc. *	$1,772,010
815,952	International Coal Group Inc. *	1,876,689
173,263	James River Coal Co. * †	2,656,122
631,082	Joy Global Inc.	14,445,467
463,003	Massey Energy Co.	6,384,811
387,524	Patriot Coal Corp. * †	2,422,025
563,951	Peabody Energy Co.	12,829,885
344,035	Walter Industries, Inc.	6,024,053

		89,717,644

Total Common Stocks (Cost: $421,615,948)		167,843,561

MONEY MARKET FUND: 0.3%
United States: 0.3% (Cost: $451,907)
	Fidelity Institutional Money Market Fund - Treasury
451,907	Portfolio Class III Shares	451,907

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $422,067,855)		168,295,468

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.1% (Cost: $7,129,825)
	Bank of New York
7,129,825	Institutional Cash Reserve	6,959,427

Total Investments: 104.3% (Cost: $429,197,680)		175,254,895
Liabilities in excess of other assets: (4.3)%		(7,256,385)

NET ASSETS: 100.0%		$167,998,510

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,625,115.
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $77,765,589, which represents 46.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Coal Mining and Production	89.0%	$149,861,336
Coal Mining Equipment	2.0	3,322,922
Coal Mining Services	2.2	3,650,933
Coal Power Generation	3.1	5,305,754
Coal Technology	3.4	5,702,616
Money Market Fund	0.3	451,907

	100.0%	$168,295,468

See Notes to Financial Statements

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number
of Shares		Value

COMMON STOCKS: 99.9%
Austria: 5.1%
214,193	Verbund - Oesterreichische Elektrizis A.G. #	$9,903,783

China/Hong Kong: 15.2%
2,943,670	BYD Co. Ltd. † #	4,850,379
1,217,892	Dongfang Electrical Machinery Co. Ltd. #	3,074,411
996,080	JA Solar Holdings Co., Ltd. (ADR) * †	4,352,870
266,772	LDK Solar Co., Ltd. (ADR) * †	3,500,049
492,614	Renesola Ltd. (ADR) *	2,172,428
496,482	Suntech Power Holdings Co. Ltd. (ADR) * †	5,808,839
267,682	Trina Solar Ltd. (ADR) * †	2,486,766
501,229	Yingli Green Energy Holding Co. Ltd. (ADR) * †	3,057,497

		29,303,239

Denmark: 10.1%
331,664	Vestas Wind Systems A/S * #	19,517,361

Germany: 12.7%
2,032,203	Conergy A.G. * #	2,835,831
266,341	Nordex A.G. * † #	3,875,477
253,782	Q-Cells A.G. * † #	9,487,094
366,609	Solarworld A.G. † #	8,204,717

		24,403,119

Japan: 4.7%
333,104	Kurita Water Industries Ltd. #	9,005,026

Norway: 3.3%
665,617	Renewable Energy Corp A.S. * † #	6,375,769

Spain: 10.8%
527,531	Gamesa Corporacion Tecnologica S.A. #	9,618,586
2,564,618	Iberdrola Renovables * #	11,180,841

		20,799,427

United States: 38.0%
259,040	American Superconductor Corp. * †	4,224,942
1,014,442	Cosan Ltd. (Class A) *	3,509,969
397,921	Covanta Holding Corp. *	8,738,345
369,379	Cree Inc. * †	5,862,045
225,729	Energy Conversion Devices, Inc. * †	5,690,628
1,110,269	Evergreen Solar, Inc. * †	3,541,758
106,299	First Solar, Inc. *	14,665,010
93,024	Fuel Systems Solutions Inc. *	3,047,466
382,693	International Rectifier Corp. *	5,166,356
125,641	Itron, Inc. * †	8,008,357
117,394	Ormat Technologies, Inc.	3,741,347
189,760	Sunpower Corp. † *	7,021,120

		73,217,343

See Notes to Financial Statements

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
(continued)

Number
of Shares	Value

Total Common Stocks
(Cost: $346,590,024)	$192,525,067

MONEY MARKET FUND: 0.7%
United States: 0.7%
(Cost: $1,370,186)

Fidelity Institutional Money Market Fund - Treasury
1,370,186	Portfolio Class III Shares	1,370,186

Total Investments Before Collateral for Securities Loaned: 100.6%
(Cost: $347,960,210)	193,895,253

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 27.7%
(Cost: $54,435,406)
Bank of New York
54,435,406	Institutional Cash Reserve	53,444,201

Total Investments: 128.3%
(Cost: $402,395,616)	247,339,454
Liabilities in excess of other assets: (28.3)%	(54,581,305)

NET ASSETS: 100.0%	$192,758,149

ADR American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $51,901,317.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $97,929,275 which represents 50.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternate Energy Sources	51.2%	$99,232,169
Batteries & Battery Systems	12.5	24,283,596
Electric Services	3.4	6,557,546
Power Conversion & Supply Equipment	3.8	7,385,446
Semiconductors and Related Devices	20.3	39,306,845
Superconductor Product & Systems	4.5	8,738,345
Water Treatment Systems	3.6	7,021,120
Money Market Fund	0.7	1,370,186

	100.0%	$193,895,253

See Notes to Financial Statements

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number
of Shares		Value

COMMON STOCKS: 99.9%
Australia: 4.8%
5,905,074	Lihir Gold Ltd. (ADR) *	$129,498,273

Canada: 57.7%
2,752,441	Agnico-Eagle Mines Ltd.	141,282,796
6,227,746	Aurizon Mines Ltd. * †	20,177,897
9,890,329	Barrick Gold Corp.	363,667,397
15,407,875	Eldorado Gold Corp. *	122,492,606
5,043,808	Gammon Gold Inc. * †	27,589,630
9,256,820	Goldcorp, Inc.	291,867,535
9,053,751	Great Basin Gold Ltd. * †	11,588,801
12,440,898	IAMGOLD Corp.	76,013,887
8,370,567	Kinross Gold Corp.	154,185,844
8,956,463	New Gold Inc. *	12,807,742
15,074,678	Orezone Resources, Inc. *	6,934,352
3,399,527	PAN American Silver Corp. *	58,029,926
2,638,711	Silver Standard Resources, Inc. (USD) * †	42,061,053
10,582,666	Silver Wheaton Corp. *	68,681,502
3,736,484	Tanzanian Royalty Exploration Corp. * †	15,880,057
16,505,004	Yamana Gold, Inc. †	127,418,631

		1,540,679,656

Peru: 4.0%
5,415,075	Cia de Minas Buenaventura S.A. (ADR)	107,868,294

South Africa: 13.9%
4,745,090	AngloGold Ashanti Ltd. (ADR)	131,486,444
12,016,338	Gold Fields Ltd. (ADR)	119,322,236
11,024,710	Harmony Gold Mining Co Ltd. (ADR) †	120,941,069

		371,749,749

United Kingdom: 4.3%
2,604,453	Randgold Resources Ltd. (ADR)	114,387,576

United States: 15.2%
2,481,834	Apex Silver Mines Ltd. * †	2,432,197
23,200,459	Coeur d’Alene Mines Corp. * †	20,416,404
9,928,689	Golden Star Resources Ltd. * †	9,928,689
7,132,773	Hecla Mining Co. * †	19,971,764
2,676,629	Minefinders Corp. * †	13,784,639
5,398,473	Nevsun Resources Ltd. * †	3,886,901
5,769,937	Newmont Mining Corp.	234,836,436
10,755,871	Northgate Minerals Corp. *	8,927,373
1,427,636	Royal Gold, Inc. †	70,253,968
1,571,683	Seabridge Gold, Inc. * †	20,557,614
1,450,757	Vista Gold Corp. * †	1,624,848

		406,620,833

See Notes to Financial Statements

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number
of Shares	Value

Total Common Stocks
(Cost: $3,014,653,547)	$2,670,804,381

Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $3,014,653,547)	2,670,804,381

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.8%
(Cost: $76,968,153)
Bank of New York
76,968,153	Institutional Cash Reserve	74,252,592

Total Investments: 102.7%
(Cost: $3,091,621,700)	2,745,056,973
Liabilities in excess of other assets: (2.7)%	(72,693,759)

NET ASSETS: 100.0%	$2,672,363,214

ADR American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $74,063,328.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold	92.3%	$2,466,820,197
Silver	6.4	171,204,678
Diversified	0.8	19,971,764
Copper	0.5	12,807,742

	100.0%	$2,670,804,381

See Notes to Financial Statements

NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number
of Shares		Value

COMMON STOCKS: 100.0%
Australia: 9.4%
1,039,924	Bannerman Resources Ltd. † * #	$626,280
471,070	Energy Resources of Australia Ltd. † #	6,296,993
3,322,353	Paladin Energy Ltd. * # †	5,838,584

		12,761,857

Canada: 13.9%
505,564	Aurora Energy Resources, Inc. * †	737,153
1,310,602	Denison Mines Corp. † *	1,550,003
904,042	First Uranium Corp. *	1,340,135
532,256	Forsys Metals Corp. * †	2,535,168
576,093	Fronteer Development Group, Inc. * †	1,110,653
570,694	Hathor Exploration Ltd. *	1,340,634
431,384	Laramide Resources Ltd. *	342,451
1,291,890	Mega Uranium Ltd. *	805,796
822,599	Strateco Resources, Inc. *	393,142
1,267,034	UEX Corp. * †	677,394
3,238,338	Uranium One, Inc. *	4,695,525
498,867	Uranium Participation Corp. † *	2,893,388
643,120	Ur-Energy, Inc. *	359,460

		18,780,902

France: 11.7%
9,857	Areva S.A. #	4,850,699
188,148	Electricite de France S.A. #	10,943,039

		15,793,738

Japan: 32.7%
1,348,623	Hitachi Plant Technologies Ltd. † #	5,065,176
4,699,714	IHI Corp. #	5,995,062
430,274	JGC Corp. #	6,439,458
1,775,505	Kajima Corp. #	6,253,660
2,301,706	Mitsubishi Heavy Industries Ltd. #	10,286,903
304,776	Taihei Dengyo Kaisha, Ltd. #	3,438,669
646,500	Toshiba Plant Systems & Services Corp. † #	6,622,496

		44,101,424

United Kingdom: 7.3%
878,565	British Energy Group PLC #	9,845,129

United States: 25.0%
126,212	American Ecology Corp.	2,553,269
586,907	Cameco Corp. †	10,124,146
79,229	Central Vermont Public Service Corp. †	1,890,404
208,280	Constellation Energy Group, Inc.	5,225,745
183,899	Exelon Corp.	10,226,623
385,455	Uranium Resources, Inc. *	296,800
767,423	USEC, Inc. * †	3,445,729

		33,762,716

See Notes to Financial Statements

NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Total Common Stocks (Cost: $242,714,759)		$135,045,766

MONEY MARKET FUND: 0.1%
United States: 0.1% (Cost: $83,770)
	Fidelity Institutional Money
	Market Fund - Treasury
83,770	Portfolio Class III Shares	83,770

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $242,798,529)		135,129,536

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 16.5% (Cost: $22,593,762)
	Bank of New York
22,593,762	Institutional Cash Reserve	22,358,758

Total Investments: 116.6% (Cost: $265,392,291)		157,488,294
Liabilities in excess of other assets: (16.6)%		(22,422,846)

NET ASSETS: 100.0%		$135,065,448

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,029,458.
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $82,502,148, which represents 61.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Nuclear Fuel Transport	1.9%	$2,553,269
Nuclear Plant Builder	32.7	44,101,424
Nuclear Power Generation	31.8	42,981,639
Uranium Enrichment	2.6	3,445,729
Uranium Miners	28.9	39,070,317
Uranium Storage	2.1	2,893,388

	100.0%	$135,045,766

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 100.1%
Argentina: 0.4%
4,484	Tenaris S.A. (ADR)	$94,074

Australia: 4.0%
7,761	ABB Grains Ltd. #	41,534
11,071	Alumina Ltd. #	11,154
15,795	AWB Ltd. #	28,154
24,772	BHP Billiton Ltd. #	526,261
5,832	BlueScope Steel Ltd. #	14,329
457	Energy Resources of Australia Ltd. #	6,109
10,747	Fortescue Metals Group Ltd. * #	14,654
30,948	Futuris Corp. Ltd. #	14,003
2,552	Lihir Gold Ltd. (ADR) *	55,965
5,277	Newcrest Mining Ltd. #	125,608
6,393	OneSteel Ltd. #	11,055
3,954	Origin Energy Ltd. #	44,595
42,612	OZ Minerals Ltd. #	9,498
2,607	Santos Ltd. #	27,316
2,110	Woodside Petroleum Ltd. #	54,601

		984,836

Austria: 0.5%
149	Mayr-Melnhof Karton A.G. #	10,634
658	OMV A.G. #	17,484
1,603	Verbund - Oesterreichische Elektrizis A.G. #	74,119
987	Voestalpine A.G. #	21,324

		123,561

Brazil: 3.1%
2,090	Aracruz Celulose S.A.	23,575
1,460	Cia Saneamento Basico de (ADR)	35,347
6,110	Cia Siderurgica Nacional S.A. (ADR)	78,269
24,746	Cia Vale do Rio Doce (ADR)	299,674
7,104	Gerdau S.A. (ADR)	46,886
11,386	Petroleo Brasileiro S.A. (ADR)	278,843

		762,594

Canada: 11.1%
425	Addax Petroleum Corp.	7,261
1,684	Agnico-Eagle Mines Ltd. (USD)	86,440
10,131	Barrick Gold Corp.	372,517
2,337	Canadian Natural Resources Ltd.	93,433
2,025	Canfor Corp. *	12,467
4,267	Eldorado Gold Corp. *	33,923
1,666	Enbridge Inc.	54,095
3,364	EnCana Corp.	156,359
1,068	Gerdau Ameristeel Corp.	6,472
8,446	Goldcorp, Inc. (USD)	266,302

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Canada: (continued)
1,121	Husky Energy	$28,032
3,341	IAMGOLD Corp.	20,568
1,117	Imperial Oil Ltd. (USD)	37,665
7,682	Kinross Gold Corp. (USD)	141,502
888	PAN American Silver Corp. (USD) *	15,158
2,172	Petro-Canada (USD)	47,545
13,799	Potash Corp. of Saskatchewan	1,010,363
4,191	Suncor Energy, Inc. (USD)	81,725
4,568	Talisman Energy, Inc.	45,634
3,606	Teck Cominco Ltd.	17,742
803	TransAlta Corp.	15,806
2,196	TransCanada Corp.	59,599
10,858	Viterra, Inc. *	83,557
8,130	Yamana Gold, Inc. (USD)	62,764

		2,756,929

Chile: 0.2%
2,546	Antofagasta PLC (GBP) #	15,948
406	Cap S.A.	4,246
1,358	Empresas CMPC S.A.	21,204

		41,398

China/Hong Kong: 1.8%
1,199	Aluminum Corp of China Ltd. (ADR)	16,198
86,268	Chaoda Modern Agriculture Holdings Ltd. #	55,437
62,942	China Agri-Industries Holdings Ltd. * #	31,508
15,952	China Coal Energy Co. Ltd. #	12,892
76,083	China Petroleum & Chemical Corp. #	46,765
15,191	China Shenhua Energy Co. Ltd. #	32,567
71,179	CNOOC Ltd. #	67,704
2,146	JA Solar Holdings Co., Ltd. (ADR) *	9,378
245	Jiangxi Copper Co. Ltd. #	182
206	Lee & Man Paper Manufacturing Ltd. #	102
267	Mongolia Energy Co. Ltd. * † #	83
25,557	Nine Dragons Paper Holdings Ltd. #	7,369
89,240	PetroChina Co. Ltd. #	79,304
3,144	Sino-Forest Corp. (CAD) *	25,137
1,973	Suntech Power Holdings Co. Ltd. (USD) *	23,084
47,441	Zijin Mining Group Ltd. #	29,107

		436,817

Denmark: 0.6%
2,365	Vestas Wind Systems A/S * #	139,173

Egypt: 0.0%
506	Egyptian Iron & Steel Co. #	1,133

See Notes to Financial Statements

Number of Shares		Value

Finland: 0.5%
548	Neste Oil Oyj #	$8,249
826	Outokumpu Oyj #	9,829
596	Rautaruukki Oyj #	10,409
11,201	Stora Enso Oyj (R Shares) #	88,729

		117,216

France: 2.9%
588	Cie Generale de Geophysique-Veritas #	8,801
36	Eramet #	7,022
450	Technip S.A. #	13,817
8,958	Total S.A. #	492,504
5,633	Veolia Environment #	177,681

		699,825

Germany: 0.8%
647	BayWa A.G. #	24,301
19	Ersol Solar Energy A.G. * #	2,928
97	KWS Saat A.G. #	15,436
402	Nordex A.G. * #	5,849
753	Q-Cells A.G. * † #	28,149
290	Salzgitter A.G. #	22,537
1,075	Solarworld A.G. #	24,058
2,541	ThyssenKrupp A.G. #	70,737

		193,995

Hungary: 0.1%
274	MOL Hungarian Oil and Gas NyRt #	14,245

India: 0.8%
3,262	Reliance Industries Ltd. (GDR)	165,075
5,383	Sterlite Industries (ADR)	29,714

		194,789

Indonesia: 0.1%
33	Adaro Energy Tbk PT * #	1
14,244	Astra Agro Lestari Tbk PT #	13,040
138	Bakrie Sumatera Plantations Tbk PT #	3
68	Bumi Resources Tbk PT #	6
238	Indah Kiat Pulp and Paper Corp. Tbk PT * #	17
13,454	International Nickel Indonesia Tbk PT #	2,450
78	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT * #	21

		15,538

Ireland: 0.0%
2,223	Smurfit Kappa Group PLC #	5,545

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Italy: 1.2%
10,821	ENI S.p.A. #	$260,393
1,097	Saipem S.p.A. #	18,710
1,227	Saras S.p.A. #	4,185

		283,288

Japan: 3.1%
1,200	Daio Paper Corp. #	14,864
1,317	Hitachi Metals Ltd. #	6,125
2,200	Hokuetsu Paper Mills Ltd. #	13,519
3	Inpex Holdings Inc. #	23,916
3,264	JFE Holdings, Inc. #	86,743
17,035	Kobe Steel Ltd. #	31,295
1,365	Kurita Water Industries Ltd. #	36,901
7,429	Mitsubishi Materials Corp. #	18,803
4,100	Nippon Mining Holdings Inc. #	17,791
5,251	Nippon Oil Corp. #	26,624
18	Nippon Paper Group Inc. #	72,611
36,173	Nippon Steel Corp. #	118,875
10,114	Nippon Suisan Kaisha Ltd. #	26,190
15,776	OJI Paper Co Ltd. #	92,750
4,170	Rengo Co. Ltd.	33,811
2,483	Sumitomo Forestry Co. Ltd. #	20,117
24,001	Sumitomo Metal Industries Ltd. #	59,285
4,423	Sumitomo Metal Mining Ltd. #	47,315
1,200	TonenGeneral Sekiyu K.K. #	12,024

		759,559

Kazakhstan: 0.0%
1,498	Kazakhmys PLC (GBP) #	5,113

Luxembourg: 0.6%
5,331	ArcelorMittal S.A. #	129,220
1,522	Ternium S.A. (ADR)	13,044

		142,264

Malaysia: 0.9%
15,251	Asiatic Development BHD #	15,679
142,276	IOI Corp. BHD. #	147,542
22,878	Kuala Lumpur Kepong BHD. #	59,111
5,740	Kulim Malaysia BHD #	7,635

		229,967

Mexico: 0.1%
29,304	Grupo Mexico, S.A.B. de C.V.	18,833
462	Industrias Penoles S.A. de C.V.	5,671

		24,504

See Notes to Financial Statements

Number of Shares		Value

Netherlands: 1.5%
1,185	CNH Global N.V. (USD)	$18,486
1,571	Nutreco Holding N.V. #	51,623
11,782	Royal Dutch Shell PLC (GBP) #	298,655

		368,764

Norway: 1.2%
2,306	Cermaq ASA #	8,871
109,480	Marine Harvest ASA * #	16,774
4,705	Norsk Hydro ASA #	19,170
4,264	Renewable Energy Corp A.S. * #	40,844
1,159	SeaDrill Ltd. #	9,446
8,464	Yara International ASA #	186,181

		281,286

Papua New Guinea: 0.1%
4,140	Oil Search Ltd. #	13,556

Peru: 0.3%
3,206	Cia de Minas Buenaventura S.A. (ADR)	63,864

Poland: 0.1%
884	KGHM Polska Miedz S.A. #	8,435
1,391	Polski Koncern Naftowy Orlen S.A. #	12,118
4,040	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	4,921

		25,474

Portugal: 0.0%
540	Galp Energia, SGPS, S.A. #	5,422
2,428	Portucel-Empresa Produtora de Pasta e Papel S.A. #	5,244

		10,666

Russia: 4.4%
2,696	Evraz Group S.A. (GDR) # R	23,480
14,484	JSC MMC Norilsk Nickel (ADR) #	92,898
3,817	LUKOIL (ADR) #	123,539
6,530	Magnitogorsk Iron & Steel Works (GDR) * # R	17,111
3,162	Mechel Oao (ADR) *	12,648
1,363	Novatek OAO (GDR) * # R	26,284
4,553	Novolipetsk Steel (GDR) #	46,664
26,566	OAO Gazprom (ADR) * #	382,744
1,659	OAO TMK (GDR) # R	6,520
4,447	Polyus Gold Co. (ADR)	53,352
47,574	Rosneft Oil Co. (GDR) # R	179,894
7,657	Severstal (GDR) # R	21,189
16,037	Surgutneftegaz ADR #	82,344
489	Tatneft (GDR) * # R	17,265

		1,085,932

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Singapore: 1.0%
363,789	Golden Agri-Resources Ltd. #	$59,948
51,465	Olam International Ltd. #	41,488
77,264	Wilmar International Ltd. #	151,387

		252,823

South Africa: 2.1%
673	African Rainbow Minerals Ltd #	8,144
603	Anglo Platinum Ltd. #	34,052
4,090	AngloGold Ashanti Ltd. (ADR)	113,334
1,205	ArcelorMittal South Africa Ltd. #	11,620
1,497	Astral Foods Ltd. #	15,583
502	Exxaro Resources Ltd. #	3,925
7,615	Gold Fields Ltd. (ADR)	75,617
4,697	Harmony Gold Mining Co Ltd. (ADR) *	51,526
5,350	Impala Platinum Holdings Ltd. #	78,844
529	Kumba Iron Ore Ltd. #	9,327
8,729	Sappi Ltd. #	35,347
2,467	Sasol Ltd. #	75,026

		512,345

South Korea: 0.7%
375	Hyundai Steel Co. #	11,565
415	POSCO #	126,024
239	SK Energy Co. Ltd. #	14,698
98	SK Holdings Co. Ltd. #	7,534
167	S-Oil Corp. #	8,253
512	Woongjin Coway Co. Ltd. #	10,980

		179,054

Spain: 0.6%
854	Acerinox, S.A. #	13,882
60	Compania Espanola de Petroleos, S.A. #	5,659
2,175	Gamesa Corporacion Tecnologica S.A. #	39,657
1,490	Grupo Empresarial Ence, S.A. #	5,397
3,331	Repsol YPF, S.A. #	71,118
776	Sociedad General de Aguas de Barcelona S.A. #	16,140

		151,853

Sweden: 0.5%
1,056	Holmen AB #	26,426
11,871	Svenska Cellulosa AB (Class B) #	103,069

		129,495

Switzerland: 3.4%
4,307	Syngenta A.G. #	836,702

See Notes to Financial Statements

Number of Shares		Value

Taiwan: 0.3%
68,000	China Steel Corp. #	$48,132
8,000	Formosa Petrochemical Corp. #	16,603

		64,735

Turkey: 0.0%
1,976	Eregli Demir ve Celik Fabrikalari T.A.S. #	5,295
550	Tupras-Turkiye Petrol Rafinerileri A.S. #	5,821

		11,116

United Kingdom: 6.0%
6,060	Anglo American PLC #	141,423
14,895	BG Group PLC #	206,170
81,666	BP AMOCO PLC #	630,415
571	Cairn Energy PLC * #	16,724
1,782	Lonmin PLC #	23,752
5,196	Mondi PLC #	15,467
6,552	Northumbrian Water Group PLC #	22,426
4,417	Pennon Group PLC #	31,976
892	Randgold Resources Ltd. (ADR)	39,177
6,528	Rio Tinto PLC #	145,095
2,974	Severn Trent PLC #	51,540
2,975	Tullow Oil PLC #	28,483
8,510	United Utilities Group PLC #	77,271
4,603	Xstrata PLC #	43,072

		1,472,991

United States: 44.9%
4,193	AGCO Corp. *	98,913
7,212	Agrium, Inc.	246,146
6,060	Alcoa, Inc.	68,236
632	Allegheny Technologies, Inc.	16,135
2,055	Anadarko Petroleum Corp.	79,220
1,494	Apache Corp.	111,348
1,718	Aqua America, Inc.	35,374
633	Arch Coal, Inc.	10,312
28,664	Archer-Daniels-Midland Co.	826,383
1,376	Baker Hughes, Inc.	44,128
1,297	BJ Services Co.	15,136
5,510	Bunge Ltd.	285,253
456	Cabot Oil & Gas	11,856
251	California Water Services Group	11,654
2,775	Cameco Corp.	47,869
975	Cameron International Corp. *	19,988
2,487	CF Industries Holdings, Inc.	122,261
2,566	Chesapeake Energy Corp.	41,492
9,054	Chevron Corp.	669,724

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

United States: (continued)
848	Cliffs Natural Resources Inc.	$21,717
6,222	ConocoPhillips	322,300
813	Consol Energy Inc.	23,235
202	Continental Resources Inc. *	4,183
3,380	Corn Products International, Inc.	97,513
3,702	Darling International, Inc. *	20,324
19,537	Deere & Co.	748,658
1,082	Denbury Resources Inc. *	11,815
1,867	Devon Energy Corp.	122,681
625	Diamond Offshore Drilling, Inc.	36,838
9,946	Domtar Corp. *	16,610
3,119	El Paso Corp.	24,422
544	Energy Conversion Devices, Inc. *	13,714
629	ENSCO International, Inc.	17,857
1,114	EOG Resources, Inc.	74,170
548	Equitable Resources, Inc.	18,385
22,786	ExxonMobil Corp.	1,819,006
574	First Solar, Inc. *	79,189
552	FMC Technologies, Inc. *	13,154
2,840	Freeport-McMoRan Copper & Gold, Inc.	69,410
3,999	Halliburton Co.	72,702
457	Helmerich & Payne, Inc.	10,397
1,406	Hess Corp.	75,418
8,579	International Paper Co.	101,232
440	Itron, Inc. *	28,046
482	Joy Global Inc.	11,033
524	Lindsay Corp.	16,658
3,159	Marathon Oil Corp.	86,430
1,014	McDermott International, Inc. *	10,018
3,448	MeadWestvaco Corp	38,583
25,010	Monsanto Co.	1,759,454
7,243	Mosaic Co.	250,608
788	Murphy Oil Corp.	34,948
1,223	Nabors Industries Ltd. *	14,639
1,579	Nalco Holding Co.	18,222
1,870	National Oilwell Varco, Inc. *	45,703
584	Newfield Exploration Co. *	11,534
5,138	Newmont Mining Corp.	209,117
2,330	Nexen, Inc.	40,961
1,170	Noble Corp.	25,845
760	Noble Energy, Inc.	37,407
2,376	Nucor Corp.	109,771
3,591	Occidental Petroleum Corp.	215,424
252	Ormat Technologies, Inc.	8,031

See Notes to Financial Statements

Number of Shares		Value

United States: (continued)
2,049	Packaging Corp. of America	$27,580
1,194	Peabody Energy Co.	27,164
1,089	Petrohawk Energy Corp. *	17,021
524	Pioneer Natural Resources Co.	8,478
475	Plains Exploration & Production *	11,039
773	Pride International, Inc. *	12,352
771	Questar Corp.	25,204
690	Range Resources Corp.	23,729
480	Reliance Steel & Aluminum Co.	9,571
713	Rock -Tenn Co. (Class A)	24,370
5,214	Schlumberger Ltd.	220,709
16	Seaboard Corp.	19,104
970	Smith International, Inc.	22,203
5,632	Smithfield Foods Inc. *	79,242
1,671	Southern Copper Corp.	26,836
1,479	Southwestern Energy Co. *	42,847
2,737	Spectra Energy Corp.	43,080
1,218	Steel Dynamics, Inc.	13,617
1,043	Sunpower Corp. *	38,591
4,604	Terra Industries Inc.	76,749
1,473	Tractor Supply Co. *	53,234
1,431	Transocean, Inc. *	67,615
16,621	Tyson Foods, Inc.	145,600
655	Ultra Petroleum Corp. *	22,604
879	United States Steel Corp.	32,699
2,308	Valero Energy Corp.	49,945
3,033	Weatherford International Ltd. *	32,817
4,179	Weyerhaeuser Co.	127,919
2,584	Williams Cos, Inc.	37,416
2,513	XTO Energy, Inc.	88,634

		10,976,759

Total Common Stocks (Cost: $26,069,577)		24,463,778

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $26,069,577)		24,463,778

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.0% (Cost: $5,020)
	Bank of New York
5,020	Institutional Cash Reserve	5,020

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Value

Total Investments: 100.2% (Cost: $26,074,597)	$24,468,798
Liabilities in excess of other assets: (0.2)%	(39,559)

NET ASSETS: 100.0%	$24,429,239

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,681.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,024,058 which represents 36.9% of net assets.

R

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	31.6%	$7,719,093
Alternative Energy Sources	2.5	606,930
Base/Industrial Metals	12.8	3,136,298
Energy	38.9	9,519,783
Forest Products	4.2	1,022,932
Precious Metals	8.0	1,970,131
Water	2.0	488,611

	100.0%	$24,463,778

See Notes to Financial Statements

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 100.1%
Canada: 1.1%
30,929	Canadian Solar, Inc. † *	$199,800

China/Hong Kong: 23.0%
37,320	China Sunergy Co., Ltd. (ADR) † *	147,415
224,800	JA Solar Holdings Co., Ltd. (ADR) *	982,376
55,226	LDK Solar Co., Ltd. (ADR) † *	724,565
70,201	Renesola Ltd. (ADR)	309,586
32,052	Solarfun Power Holdings Co., Ltd. (ADR) † *	160,581
71,647	Suntech Power Holdings Co., Ltd. (ADR) *	838,270
47,199	Trina Solar Ltd. (ADR) † *	438,479
106,259	Yingli Green Energy Holding Co., Ltd. (ADR) *	648,180

		4,249,452

Germany: 38.2%
14,201	Aleo Solar A.G. * #	136,007
12,194	Centrosolar Group A.G. * #	60,690
11,041	Centrotherm Photovoltaics A.G. * #	318,523
400,200	Conergy A.G. * #	558,457
11,605	Phoenix Solar A.G. #	414,677
63,032	Q-Cells A.G. † * #	2,356,317
21,271	Roth & Rau A.G. * #	456,015
18,024	Solar Millenium A.G. * #	296,754
14,335	Solar-Fabrik A.G. * #	106,585
92,527	Solarworld A.G. † #	2,070,757
13,901	Solon A.G. Fuer Solartechnik † * #	290,409

		7,065,191

Norway: 4.2%
81,416	Renewable Energy Corp. A.S. † * #	779,862

Spain: 1.0%
67,557	Solaria Energía y Medio Ambiente, S.A. † * #	185,593

United Kingdom: 4.1%
527,873	PV Crystalox Solar PLC #	763,480

United States: 28.5%
37,837	Akeena Solar, Inc. *	65,080
30,175	Energy Conversion Devices, Inc. *	760,711
245,383	Evergreen Solar, Inc. *	782,771
12,662	First Solar, Inc. *	1,746,851
52,607	GT Solar International, Inc. *	152,033
47,304	Sunpower Corp. *	1,750,248

		5,257,694

Total Common Stocks (Cost: $38,335,316)		18,501,072

See Notes to Financial Statements

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

MONEY MARKET FUND: 1.5%
United States: 1.5% (Cost: $270,932)
	Fidelity Institutional Money Market Fund - Treasury
270,932	Portfolio Class III Shares	$270,932

Total Investments Before Collateral for Securities Loaned: 101.6% (Cost: $38,606,248)		18,772,004

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 25.0% (Cost: $4,703,782)
	Bank of New York
4,703,782	Institutional Cash Reserve	4,612,421

Total Investments: 126.5% (Cost: $43,310,030)		23,384,425
Liabilities in excess of other assets: (26.5)%		(4,901,743)

NET ASSETS: 100.0%		$18,482,682

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,394,178.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,794,126 which represents 47.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Alternate Energy Sources	80.3%	$15,070,617
Power Conversion & Supply Equipment	7.3	1,370,128
Semiconductors and Related Devices	10.7	1,999,637
Superconductor Products & Systems	0.3	60,690
Money Market Fund	1.4	270,932

	100.0%	$18,772,004

See Notes to Financial Statements

STEEL ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 99.7%
Brazil: 21.2%
352,694	Cia Siderurgica Nacional S.A. (ADR)	$4,518,010
869,433	Cia Vale do Rio Doce (ADR)	10,528,834
606,633	Gerdau S.A. (ADR)	4,003,778

		19,050,622

Canada: 4.7%
697,407	Gerdau Ameristeel Corp. †	4,226,286

Luxemburg: 2.8%
294,990	Ternium S.A. (ADR) †	2,528,064

Mexico: 1.3%
236,029	Grupo Simec S.A.B. de C.V. (ADR) *	1,163,623

Netherlands: 10.7%
389,265	ArcelorMittal (USD) †	9,572,026

Russia: 2.7%
612,526	Mechel OAO (ADR) * †	2,450,104

South Korea: 7.8%
93,700	POSCO (ADR) * †	7,050,925

United Kingdom: 9.7%
97,732	Rio Tinto PLC †	8,689,352

United States: 38.8%
33,322	A.M. Castle & Co.	360,877
164,827	AK Steel Holding Corp.	1,536,188
160,782	Allegheny Technologies, Inc.	4,104,765
64,868	Carpenter Technology Corp.	1,332,389
152,933	Cliffs Natural Resources Inc.	3,916,614
166,282	Commercial Metals Co.	1,973,767
44,123	Gibraltar Industries, Inc.	526,829
15,084	LB Foster Co. * †	471,828
93,678	Nucor Corp.	4,327,924
15,983	Olympic Steel, Inc.	325,574
107,855	Reliance Steel & Aluminum Co.	2,150,629
41,333	Schnitzer Steel Industries, Inc.	1,556,187
353,869	Steel Dynamics, Inc.	3,956,255
142,072	Timken Co.	2,788,873
108,574	United States Steel Corp.	4,038,953
9,899	Universal Stainless & Alloy Products *	143,437
115,964	Worthington Industries, Inc.	1,277,923

		34,789,012

Total Common Stocks (Cost: $207,154,297)		89,520,014

See Notes to Financial Statements

STEEL ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

MONEY MARKET FUND: 0.5%
United States: 0.5% (Cost: $420,874)
	Fidelity Institutional Money Market Fund - Treasury
420,874	Portfolio Class III Shares	$420,874

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $207,575,171)		89,940,888

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 19.0% (Cost: $17,587,159)
	Bank of New York
17,587,159	Institutional Cash Reserve	17,046,051

Total Investments: 119.2% (Cost: $225,162,330)		106,986,939
Liabilities in excess of other assets: (19.2)%		(17,232,681)

NET ASSETS: 100.0%		$89,754,258

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,390,194.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified	13.8%	$12,438,402
Metal Processors & Fabricators	23.4	21,065,855
Specialty Steel	1.6	1,475,826
Steel Producers	60.7	54,539,931
Money Market Fund	0.5	420,874

	100.0%	$89,940,888

See Notes to Financial Statements

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MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF

Assets:
Investments, at value (1) (2)	$678,016,779	$168,295,468	$193,895,253
Short term investment held as collateral for securities loaned (3)	65,769,436	6,959,427	53,444,201
Cash	—	—	—
Cash denominated in foreign currency (4)	1,167,499	—	7,321,488
Receivables:
Investment securities sold	8,516,332	1,423,201	1,052,847
Shares sold	1,505	2,057,151	—
Due from Adviser	—	—	—
Dividends and interest	612,766	8,021	149,929
Prepaid expenses	37,339	4,817	10,645

Total assets	754,121,656	178,748,085	255,874,363

Liabilities:
Payables:
Investment securities purchased	44,466	2,056,029	7,328,200
Collateral for securities loaned	67,652,805	7,129,825	54,435,406
Shares redeemed	—	—	—
Due to Adviser	382,837	94,208	77,741
Due to custodian	6,790,536	1,406,222	1,176,791
Deferred Trustee fees	14,806	2,703	3,876
Accrued expenses	222,490	60,588	94,200

Total liabilities	75,107,940	10,749,575	63,116,214

Net Assets	$679,013,716	$167,998,510	$192,758,149

Shares outstanding	24,500,000	11,550,000	8,350,000

Net asset value, redemption and offering price per share	$27.71	$14.55	$23.08

Net Assets consist of:
Aggregate paid in capital	$1,447,280,473	$494,327,383	$417,349,989
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(645,575,314)	(253,943,505)	(155,229,123)
Undistributed (accumulated) net investment income (loss)	(466,094)	(25,641)	(109,385)
Undistributed (accumulated) net realized gain (loss)	(122,225,349)	(72,359,727)	(69,253,332)

	$679,013,716	$167,998,510	$192,758,149

(1) Value of securities on loan	$66,589,515	$6,625,115	$51,901,317

(2) Cost of Investments	$1,321,702,754	$422,067,855	$347,960,210

(3) Cost of short term investment held as collateral for securities loaned	$67,652,805	$7,129,825	$54,435,406

(4) Cost of cash denominated in foreign currency	$1,165,180	$—	$7,498,087

See Notes to Financial Statements

	Gold Miners ETF	Nuclear Energy ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF

Assets:
Investments, at value (1) (2)	$2,670,804,381	$135,129,536	$24,463,778	$18,772,004	$89,940,888
Short term investment held as collateral for securities loaned (3)	74,252,592	22,358,758	5,020	4,612,421	17,046,051
Cash	4,645,637	147,167	—	—	—
Cash denominated in foreign currency (4)	—	—	12,316	—	—
Receivables:
Investment securities sold	—	—	3,680	—	8,402,816
Shares sold	65,223,232	—	2,302,682	—	—
Due from Adviser	—	219,661	6,603	13,715	—
Dividends and interest	1,001,395	—	18,988	8,402	536,525
Prepaid expenses	65,967	7,053	—	3,046	12,771

Total assets	2,815,993,204	157,862,175	26,813,067	23,409,588	115,939,051

Liabilities:
Payables:
Investment securities purchased	65,225,457	—	2,310,764	—	8,467,373
Collateral for securities loaned	76,968,153	22,593,762	5,020	4,703,782	17,587,159
Shares redeemed	—	—	—	—	—
Due to Adviser	1,051,231	74,646	—	—	13,405
Due to custodian	—	23,865	35,336	154,207	20,530
Deferred Trustee fees	47,674	2,555	49	236	4,862
Accrued expenses	337,475	101,899	32,659	68,681	91,464

Total liabilities	143,629,990	22,796,727	2,383,828	4,926,906	26,184,793

Net Assets	$2,672,363,214	$135,065,448	$24,429,239	$18,482,682	$89,754,258

Shares outstanding	79,302,500	7,000,000	1,050,000	1,300,000	3,050,000

Net asset value, redemption and offering price per share	$33.70	$19.30	$23.27	$14.22	$29.43

Net Assets consist of:
Aggregate paid in capital	$3,187,267,366	$265,737,993	$26,701,790	$44,008,126	$246,368,617
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(346,564,726)	(107,908,000)	(1,602,873)	(19,925,676)	(118,175,391)
Undistributed (accumulated) net investment income (loss)	(10,824,170)	(951,116)	(5,915)	(11,128)	(20,012)
Undistributed (accumulated) net realized gain (loss)	(157,515,256)	(21,813,429)	(663,763)	(5,588,640)	(38,418,956)

	$2,672,363,214	$135,065,448	$24,429,239	$18,482,682	$89,754,258

(1) Value of securities on loan	$74,128,728	$22,029,458	$4,681	$4,394,178	$17,390,194

(2) Cost of Investments	$3,014,653,547	$242,798,529	$26,069,577	$38,606,248	$207,575,171

(3) Cost of short term investment held as collateral for securities loaned	$76,968,153	$22,593,762	$5,020	$4,703,782	$17,587,159

(4) Cost of cash denominated in foreign currency	$—	$—	$9,364	$—	$—

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF

	Year Ended December 31, 2008	For the Period January 11, 2008* through December 31, 2008	Year Ended December 31, 2008

Income:
Dividends	$15,204,646	$2,391,768	$870,620
Interest	41,534	4,768	15,041
Securities lending income	1,625,788	222,263	2,174,129
Foreign taxes withheld	(904,624)	(82,118)	(103,798)

Total income	15,967,344	2,536,681	2,955,992

Expenses:
Management fees	6,398,915	1,102,300	1,366,880
Professional fees	191,393	50,368	30,163
Insurance	21,591	2,403	8,601
Trustees’ fees and expenses	55,060	7,398	8,382
Reports to shareholders	258,235	43,553	48,095
Indicative optimized portfolio value	10,187	25,565	54,716
Custodian fees	223,392	55,724	56,666
Registration fees	42,312	11,693	16,772
Transfer agent fees	949	715	1,815
Fund accounting fees	230,569	28,206	51,173
Interest	58,415	20,023	37,804
Other	8,899	10,158	8,131

Total expenses	7,499,917	1,358,106	1,689,198
Waiver of management fees	—	—	—
Expenses assumed by the Adviser	—	—	—
Expense offset arising from credits on cash balances	(2,693)	—	(259)

Net expenses	7,497,224	1,358,106	1,688,939

Net investment income (loss)	8,470,120	1,178,575	1,267,053

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(122,532,072)	(72,366,403)	(68,772,421)
Net realized gain (loss) on in-kind redemptions	37,787,054	21,061,131	(3,762,355)
Net realized loss on foreign currency transactions	(2,229,676)	(311,978)	(273,135)
Net change in unrealized appreciation (depreciation) of investments	(729,695,357)	(253,942,784)	(186,506,992)
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	16,569	(721)	(169,754)

Net realized and unrealized loss on investments	(816,653,482)	(305,560,755)	(259,484,657)

Net Decrease in Net Assets Resulting from Operations	$(808,183,362)	$(304,382,180)	$(258,217,604)

*	Commencement of operations.

See Notes to Financial Statements

	Gold Miners ETF	Nuclear Energy ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF

			For the Period August 29, 2008* through December 31, 2008	For the Period April 21, 2008* through December 31, 2008
					Year Ended December 31, 2008
	Year Ended December 31,

	2008	2008

Income:
Dividends	$11,413,191	$3,169,952	$66,735	$29,635	$4,782,329
Interest	79,441	22,440	34	2,419	5,357
Securities lending income	2,012,082	432,649	6	67,599	202,540
Foreign taxes withheld	(1,004,567)	(134,934)	(2,142)	(3,044)	(262,591)

Total income	12,500,147	3,490,107	64,633	96,609	4,727,635

Expenses:
Management fees	8,946,585	907,538	14,306	76,827	1,191,221
Professional fees	367,484	30,425	19,881	35,215	32,487
Insurance	92,392	4,806	—	1,832	20,709
Trustees’ fees and expenses	126,247	10,513	159	124	24,190
Reports to shareholders	322,254	49,288	2,046	22,227	61,315
Indicative optimized portfolio value	—	16,803	7,455	15,168	—
Custodian fees	127,058	29,450	7,662	4,741	27,680
Registration fees	32,797	12,271	81	4,989	10,543
Transfer agent fees	—	77	162	273	1,692
Fund accounting fees	—	38,524	3,000	20,248	53,636
Interest	—	663	3,079	—	—
Other	13,684	9,240	5,445	7,983	2,039

Total expenses	10,028,951	1,109,598	63,276	189,627	1,425,512
Waiver of management fees	(163,023)	—	(14,306)	(76,827)	(118,602)
Expenses assumed by the Adviser	—	—	(27,293)	(12,925)	—
Expense offset arising from credits on cash balances	(6,588)	—	—	—	(819)

Net expenses	9,859,340	1,109,598	21,677	99,875	1,306,091

Net investment income (loss)	2,640,807	2,380,509	42,956	(3,266)	3,421,544

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(157,314,649)	(21,139,578)	(660,748)	(5,588,640)	(38,413,281)
Net realized gain (loss) on in-kind redemptions	237,688,886	(7,912,431)	—	—	4,467,830
Net realized loss on foreign currency transactions	—	(417,676)	(5,763)	(29,394)	—
Net change in unrealized appreciation (depreciation) of investments	(358,427,415)	(97,888,470)	(1,605,799)	(19,925,605)	(134,906,638)
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	—	(10,102)	2,926	(71)	—

Net realized and unrealized loss on investments	(278,053,178)	(127,368,257)	(2,269,384)	(25,543,710)	(168,852,089)

Net Decrease in Net Assets Resulting from Operations	$(275,412,371)	$(124,987,748)	$(2,226,428)	$(25,546,976)	$(165,430,545)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF

	Year Ended December 31, 2008	For the Period August 31, 2007* through December 31, 2007

Operations:
Net investment income (loss)	$8,470,120	$(28,171)
Net realized gain (loss) on investments and foreign currency transactions	(124,761,748)	(39,956)
Net realized gain (loss) on in-kind redemptions	37,787,054	12,773,041
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	(729,678,788)	84,103,474

Net increase (decrease) in net assets resulting from operations	(808,183,362)	96,808,388

Dividends to shareholders from:
Net investment income	(6,909,000)	—

Total dividends	(6,909,000)	—

Share transactions:**
Proceeds from sale of shares	1,571,773,572	662,295,402
Cost of shares redeemed	(783,912,553)	(52,858,731)

Increase in net assets resulting from share transactions	787,861,019	609,436,671

Total increase (decrease) in net asset	(27,231,343)	706,245,059
Net Assets, beginning of period	706,245,059	—

Net Assets, end of period***	$679,013,716	$706,245,059

***Including undistributed (accumulated) net investment income (loss)	$(466,094)	$(6,548)

** Shares of Common Stock Issued (no par value)
Shares sold	28,200,000	13,450,000
Shares redeemed	(16,150,000)	(1,000,000)

Net increase	12,050,000	12,450,000

*	Commencement of operations.

See Notes to Financial Statements

	Coal ETF	Global Alternative Energy ETF		Gold Miners ETF

	For the Period January 11, 2008* through December 31, 2008	Year Ended December 31, 2008	For the Period May 3, 2007* through December 31, 2007

				Year Ended December 31,

				2008	2007

Operations:
Net investment income (loss)	$1,178,575	$1,267,053	$3,001	$2,640,807	$576,497
Net realized gain (loss) on investments and foreign currency transactions	(72,678,381)	(69,045,556)	(495,495)	(157,314,649)	2,020,168
Net realized gain (loss) on in-kind redemptions	21,061,131	(3,762,355)	9,585,283	237,688,886	140,527,843
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	(253,943,505)	(186,676,746)	31,447,623	(358,427,415)	3,986,491

Net increase (decrease) in net assets resulting from operations	(304,382,180)	(258,217,604)	40,540,412	(275,412,371)	147,110,999

Dividends to shareholders from:
Net investment income	(1,026,000)	(1,169,000)	—	—	(20,824,613)

Total dividends	(1,026,000)	(1,169,000)	—	—	(20,824,613)

Share transactions:**
Proceeds from sale of shares	632,367,624	266,734,015	248,659,187	3,094,541,192	1,983,660,551
Cost of shares redeemed	(158,960,934)	(52,607,753)	(51,181,108)	(1,583,195,273)	(1,114,212,916)

Increase in net assets resulting from share transactions	473,406,690	214,126,262	197,478,079	1,511,345,919	869,447,635

Total increase (decrease) in net assets	167,998,510	(45,260,342)	238,018,491	1,235,933,548	995,734,021
Net Assets, beginning of period	—	238,018,491	—	1,436,429,666	440,695,645

Net Assets, end of period***	$167,998,510	$192,758,149	$238,018,491	$2,672,363,214	$1,436,429,666

***Including undistributed (accumulated) net investment income (loss)	$(25,641)	$(109,385)	$(4,663)	$(10,824,170)	$(21,247,188)

** Shares of Common Stock Issued (no par value)
Shares sold	15,400,000	6,150,000	5,000,000	86,350,000	45,900,000
Shares redeemed	(3,850,000)	(1,800,000)	(1,000,000)	(38,350,000)	(25,650,000)

Net increase	11,550,000	4,350,000	4,000,000	48,000,000	20,250,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Nuclear Energy ETF

	Year Ended December 31, 2008	For the Period August 13, 2007* through December 31, 2007

Operations:
Net investment income (loss)	$2,380,509	$4,519
Net realized gain (loss) on investments and foreign currency transactions	(21,557,254)	(635,958)
Net realized gain (loss) on in-kind redemptions	(7,912,431)	1,508,987
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	(97,898,572)	(10,009,428)

Net increase (decrease) in net assets resulting from operations	(124,987,748)	(9,131,880)

Dividends to shareholders from:
Net investment income	—	(6,710,250)
Net realized capital gains	—	—

Total dividends	—	(6,710,250)

Share transactions:**
Proceeds from sale of shares	195,865,740	179,008,546
Cost of shares redeemed	(62,265,487)	(36,713,473)

Increase in net assets resulting from share transactions	133,600,253	142,295,073

Total increase (decrease) in net assets	8,612,505	126,452,943
Net Assets, beginning of period	126,452,943	—

Net Assets, end of period***	$135,065,448	$126,452,943

***Including undistributed (accumulated) net investment income (loss)	$(951,116)	$(6,666,936)

** Shares of Common Stock Issued (no par value)
Shares sold	6,100,000	4,500,000
Shares redeemed	(2,650,000)	(950,000)

Net increase	3,450,000	3,550,000

*	Commencement of operations.

See Notes to Financial Statements

	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF

	For the Period August 29, 2008* through December 31, 2008	For the Period April 21, 2008* through December 31, 2008

			Year Ended December 31,

			2008	2007

Operations:
Net investment income (loss)	$42,956	$(3,266)	$3,421,544	$1,420,561
Net realized gain (loss) on investments and foreign currency transactions	(666,511)	(5,618,034)	(38,413,281)	815,329
Net realized gain (loss) on in-kind redemptions	—	—	4,467,830	38,485,576
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	(1,602,873)	(19,925,676)	(134,906,638)	12,026,273

Net increase (decrease) in net assets resulting from operations	(2,226,428)	(25,546,976)	(165,430,545)	52,747,739

Dividends to shareholders from:
Net investment income	(61,750)	—	(3,980,250)	(1,430,750)
Net realized capital gains	—	—	(152,500)	—

Total dividends	(61,750)	—	(4,132,750)	(1,430,750)

Share transactions:**
Proceeds from sale of shares	26,717,417	44,029,658	550,631,000	344,600,297
Cost of shares redeemed	—	—	(542,134,266)	(186,836,675)

Increase in net assets resulting from share transactions	26,717,417	44,029,658	8,496,734	157,763,622

Total increase (decrease) in net assets	24,429,239	(25,546,905)	(161,066,561)	209,080,611
Net Assets, beginning of period	—	—	250,820,819	41,740,208

Net Assets, end of period***	$24,429,239	$18,482,682	$89,754,258	$250,820,819

***Including undistributed (accumulated) net investment income (loss)	$(5,915)	$(11,128)	$(20,012)	$(444)

** Shares of Common Stock Issued (no par value)
Shares sold	1,050,000	1,300,000	7,250,000	4,700,000
Shares redeemed	—	—	(7,150,000)	(2,650,000)

Net increase	1,050,000	1,300,000	100,000	2,050,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Agribusiness ETF			Coal ETF

	Year Ended December 31, 2008	For the Period September 4, 2007* through December 31, 2007		For the Period January 11, 2008* through December 31, 2008

Net Asset Value, Beginning of Period	$56.73	$40.90		$40.39

Income from Investment Operations:
Net Investment Income	0.35	—	(b)	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(29.09)	15.83		(25.85)

Total from Investment Operations	(28.74)	15.83		(25.75)

Less Dividends from:
Net Investment Income	(0.28)	—		(0.09)

Total Dividends	(0.28)	—		(0.09)

Net Asset Value, End of Period	$27.71	$56.73		$14.55

Total Return (a)	(50.64)%	38.70	%(d)	(63.75	)%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$679,014	$706,245		$167,999
Ratio of Gross Expenses to Average Net Assets	0.59%	0.65	%(c)	0.62	%(c)
Ratio of Net Expenses to Average Net Assets	0.59%	0.65	%(c)	0.62	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.58%	0.65	%(c)	0.61	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66%	(0.02	)%(c)	0.53	%(c)
Portfolio Turnover Rate	29%	4%		47%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share.
(c)	Annualized.
(d)	Not annualized.
*	Commencement of operations.

	Global Alternative Energy ETF			Gold Miners ETF

	Year Ended December 31, 2008	For the Period May 3, 2007* through December 31, 2007				For the Period May 16, 2006* through December 31, 2006

				Year Ended December 31,

				2008	2007

Net Asset Value, Beginning of Period	$59.50	$39.68		$45.89	$39.87	$39.72

Income from Investment Operations:
Net Investment Income	0.15	—	(b)	0.43	0.11	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(36.43)	19.82		(12.62)	6.66	0.16

Total from Investment Operations	(36.28)	19.82		(12.19)	6.77	0.27

Less Dividends from:
Net Investment Income	(0.14)	—		—	(0.75)	(0.12)

Total Dividends	(0.14)	—		—	(0.75)	(0.12)

Net Asset Value, End of Period	$23.08	$59.50		$33.70	$45.89	$39.87

Total Return (a)	(60.98)%	49.95	%(d)	(26.56)%	16.97%	0.67	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$192,758	$238,018		$2,672,363	$1,436,430	$440,696
Ratio of Gross Expenses to Average Net Assets	0.62%	0.73	%(c)	0.56%	0.59%	0.68	%(c)
Ratio of Net Expenses to Average Net Assets	0.62%	0.65	%(c)	0.55%	0.55%	0.55	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.60%	0.65	%(c)	0.55%	0.55%	0.55	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46%	0.01	%(c)	0.15%	0.08%	0.69	%(c)
Portfolio Turnover Rate	29%	5%		13%	1%	4%

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Nuclear Energy ETF

	Year Ended December 31, 2008	For the Period August 13, 2007* through December 31, 2007

Net Asset Value, Beginning of Period	$35.62	$40.18

Income from Investment Operations:
Net Investment Income	1.27	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(17.59)	(2.66)

Total from Investment Operations	(16.32)	(2.61)

Less Dividends from:
Net Investment Income	—	(1.95)
Short-Term Capital Gains	—	—
Return of Capital	—	—

Total Dividends	—	(1.95)

Net Asset Value, End of Period	$19.30	$35.62

Total Return (a)	(45.82)%	(6.51	)%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$135,065	$126,453
Ratio of Gross Expenses to Average Net Assets	0.61%	0.71	%(c)
Ratio of Net Expenses to Average Net Assets	0.61%	0.65	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.61%	0.65	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.31%	0.01	%(c)
Portfolio Turnover Rate	23%	10%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share
(c)	Annualized.
(d)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

	RVE Hard Assets Producers ETF		Solar Energy ETF		Steel ETF

	For the Period August 29, 2008* through December 31, 2008		For the Period April 21, 2008* through December 31, 2008		Year Ended December 31,		For the Period October 10, 2006* through December 31, 2006

					2008	2007

Net Asset Value, Beginning of Period	$39.60		$40.68		$85.02	$46.38	$40.51

Income from Investment Operations:
Net Investment Income	0.05		—	(b)	1.12	0.53	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(16.31)		(26.46)		(55.35)	38.60	5.94

Total from Investment Operations	(16.26)		(26.46)		(54.23)	39.13	6.02

Less Dividends from:
Net Investment Income	(0.07)		—		(1.31)	(0.49)	(0.08)
Short-Term Capital Gains	—		—		(0.05)	—	(0.01)
Return of Capital	—		—		—	—	(0.06)

Total Dividends	(0.07)		—		(1.36)	(0.49)	(0.15)

Net Asset Value, End of Period	$23.27		$14.22		$29.43	$85.02	$46.38

Total Return (a)	(41.07)%		(65.04)%		(63.79)%	84.36%	14.85	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$24,429		$18,483		$89,754	$250,821	$41,740
Ratio of Gross Expenses to Average Net Assets	2.20	%(c)	1.23	%(c)	0.60%	0.62%	1.34	%(c)
Ratio of Net Expenses to Average Net Assets	0.75	%(c)	0.65	%(c)	0.55%	0.55%	0.54	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65	%(c)	0.65	%(c)	0.55%	0.55%	0.54	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.49	%(c)	(0.02	)%(c)	1.44%	1.15%	0.79	%(c)
Portfolio Turnover Rate	19%		52%		21%	5%	1%

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2008

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of December 31 2008, offers sixteen investment portfolios.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Nuclear Energy ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, and Steel ETF. (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored by the NYSE Euronext (“NYSE Arca”), the Deutsche Börse A.G. (“DAXglobal®”), Ardour Global Indexes LLC (“Ardour”), and Stowe (“Stowe”). The Funds and their respective Indices and commencement of operations dates are presented below:

Fund	Commencement of Operations	Index

Agribusiness ETF	August 31, 2007	DAXglobal® Agribusiness Index
Coal ETF	January 11, 2008	Stowe Coal Index®
Global Alternative Energy ETF	May 3, 2007	Ardour Global IndexSM (Extra Liquid)
Gold Miners ETF	May 16, 2006	NYSE Arca Gold Miners Index
Nuclear Energy ETF	August 13, 2007	DAXglobal® Nuclear Energy Index
RVE Hard Assets Producers ETF	August 29, 2008	RogersTM–Van Eck Hard Assets Producers Index
Solar Energy ETF	April 21, 2008	Ardour Solar Energy IndexSM
Steel ETF	October 10, 2006	NYSE Arca Steel Index®

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Money market fund investments are valued at net asset value. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157)—In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

	Level 1 —	Quoted prices in active markets for identical securities.

	Level 2 —	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS
(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of December 31, 2008 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Market Value of Investments

Agribusiness ETF	$559,353,916	$184,432,299	$—	$743,786,215
Coal ETF	97,472,453	77,782,442	—	175,254,895
Global Alternative Energy ETF	149,312,148	98,027,306	—	247,339,454
Gold Miners ETF	2,744,788,401	268,572	—	2,745,056,973
Nuclear Energy ETF	74,962,904	82,525,390	—	157,488,294
RVE Hard Assets Producers ETF	15,444,740	9,014,560	9,498	24,468,798
Solar Energy ETF	14,581,263	8,803,162	—	23,384,425
Steel ETF	106,933,423	53,516	—	106,986,939

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the year ended December 31, 2008:

RVE Hard Assets Producers ETF

Balance as of 12/31/2007	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(13,478)
Net purchases (sales)	22,976
Transfers in and/or out of Level 3	—

Balance as of 12/31/2008	$9,498

B.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

F.	Use of Derivative Instruments

Option Contracts—Each Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. There were no options outstanding at December 31, 2008.

Forward Foreign Currency Contracts—Each Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the closing prices of such currencies and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the

NOTES TO FINANCIAL STATEMENTS
(continued)

value of the Fund’s securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At December 31, 2008, there were no open forward foreign currency contracts in the Funds.

Futures—Each Fund may buy and sell futures contracts. The Funds may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. Realized gains and losses from futures contracts are reported separately. The Funds did not have any futures contracts outstanding at December 31, 2008.

Equity Swaps—Each Fund may enter into equity swaps to seek performance that corresponds to the Index and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. A Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued dividends. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statements of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statements of Assets and Liabilities as cash-initial margin. At December 31, 2008, the Funds had no outstanding equity swaps.

Note 3—Investment Management and Other Agreements—Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2009, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps listed in the table below.

The expense caps and the amounts assumed by the Adviser for the period ended December 31, 2008, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed By the Adviser

Agribusiness ETF	0.65	—	—
Coal ETF	0.65	—	—
Global Alternative Energy ETF	0.65	—	—
Gold Miners ETF	0.55	163,023	—
Nuclear Energy ETF	0.65	—	—
RVE Hard Assets Producers ETF	0.65	14,306	27,293
Solar Energy ETF	0.65	76,827	12,925
Steel ETF	0.55	118,602	—

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the year ended December 31, 2008, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Agribusiness ETF	$481,155,575	$358,988,046
Coal ETF	116,615,824	112,053,112
Global Alternative Energy ETF	79,552,314	89,861,531
Gold Miners ETF	237,430,868	238,443,417
Nuclear Energy ETF	43,907,391	42,549,636
RVE Hard Assets Producers ETF	2,456,029	1,904,516
Solar Energy ETF	12,086,963	11,859,783
Steel ETF	49,908,120	54,321,837

Note 5—Income Taxes—As of December 31, 2008, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

NOTES TO FINANCIAL STATEMENTS
(continued)

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$1,404,215,624	$—	$(660,429,409)	$(660,429,409)
Coal ETF	429,324,970	—	(254,070,075)	(254,070,075)
Global Alternative Energy ETF	409,201,854	604,139	(162,466,540)	(161,862,401)
Gold Miners ETF	3,102,769,283	80,107,207	(437,819,517)	(357,712,310)
Nuclear Energy ETF	266,357,330	2,647,402	(111,516,438)	(108,869,036)
RVE Hard Assets Producers ETF	26,077,898	661,843	(2,270,943)	(1,609,100)
Solar Energy ETF	43,419,126	—	(20,034,701)	(20,034,701)
Steel ETF	226,398,348	66,267	(119,477,677)	(119,411,410)

At December 31, 2008, the components of accumulated earnings on a tax basis, for each Fund, were as follows:

Fund	Accumulated Capital Losses	Post- October Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total

Agribusiness ETF	$(40,250,740)	$(67,550,240)	$(30,398)	$(660,435,379)	$(768,266,757)
Coal ETF	(21,885,792)	(50,372,286)	—	(254,070,795)	(326,328,873)
Global Alternative Energy ETF	(13,097,479)	(45,434,909)	(24,091)	(162,035,361)	(220,591,840)
Gold Miners ETF	(63,268,445)	(93,910,439)	(12,959)	(357,712,309)	(514,904,152)
Nuclear Energy ETF	(11,540,751)	(10,258,754)	—	(108,873,039)	(130,672,544)
RVE Hard Assets Producers ETF	(24,629)	(641,747)	—	(1,606,174)	(2,272,550)
Solar Energy ETF	(800,768)	(4,689,904)	—	(20,034,772)	(25,525,444)
Steel ETF	(10,643,838)	(26,539,101)	(20,012)	(119,411,409)	(156,614,360)

The tax character of dividends paid to shareholders during the period ended December 31, 2008 and December 31, 2007, were as follows:

	2008 Dividends		2007 Dividends

Fund	Ordinary Income		Ordinary Income

Agribusiness ETF	6,909,000		—
Coal ETF	1,026,000		—
Global Alternative Energy ETF	1,169,000		—
Gold Miners ETF	—		20,824,613
Nuclear Energy ETF	—		6,710,250
RVE Hard Assets Producers ETF	61,750
Solar Energy ETF	—		—
Steel ETF	4,132,750	*	1,430,750

* Includes short term capital gains

Net capital losses, currency losses and Passive Foreign Investment Company losses incurred after October 31, 2008 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the period ended December 31, 2008, the Funds’ intend to defer to January 1, 2009 for federal tax purposes post-October losses as follows:

Fund	Currency Losses	Capital Losses	PFIC Losses

Agribusiness ETF	$435,696	$67,114,544	$—
Coal ETF	24,608	50,346,645	1,033
Global Alternative Energy ETF	85,295	49,349,614	—
Gold Miners ETF	—	93,831,029	79,410
Nuclear Energy ETF	83,841	10,174,913	—
RVE Hard Assets Producers ETF	5,817	635,854	76
Solar Energy ETF	11,128	4,678,776	—
Steel ETF	—	26,539,101	—

At December 31, 2008, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Amount Expiring in the Year Ended December 31, 2016	Amount Expiring in the Year Ended December 31, 2015

Agribusiness ETF	$40,221,865	$28,875
Coal ETF	21,885,792	—
Global Alternative Energy ETF	13,029,866	67,613
Gold Miners ETF	63,268,445	—
Nuclear Energy ETF	11,040,582	500,169
RVE Hard Assets Producers ETF	24,629	—
Solar Energy ETF	800,768	—
Steel ETF	10,643,838	—

During the period ended December 31, 2008, as a result of permanent book to tax differences, primarily due to investments in Passive Foreign Investment Companies, foreign currency gains and losses, and tax treatment of in-kind redemptions, the Funds’ incurred differences that affected undistributed net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

NOTES TO FINANCIAL STATEMENTS
(continued)

Fund	Increase (Decrease) in Undistributed Net Investment Income	Increase (Decrease) in Accumulated Realized Gains	Increase (Decrease) in Aggregate Paid in Capital

Agribusiness ETF	$(2,020,666)	$(35,221,780)	$37,242,446
Coal ETF	(178,216)	(20,742,477)	20,920,693
Global Alternative Energy ETF	(202,775)	4,035,490	(3,832,715)
Gold Miners ETF	7,782,211	(237,632,680)	229,850,469
Nuclear Energy ETF	3,335,311	8,285,982	(11,621,293)
RVE Hard Assets Producers ETF	12,879	2,748	(15,627)
Solar Energy ETF	(7,862)	29,394	(21,532)
Steel ETF	539,138	(4,455,710)	3,916,572

The Financial Accounting Standards Board Interpretation No. 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority, and is applicable to all open tax years (tax years ended December 31, 2006-2008). The Funds evaluated the tax positions taken and to be taken, and concluded that no provision for income tax is required in the Funds’ financial statements.

Note 6–Capital Share Transactions–As of December 31, 2008, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value per share. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of equity securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended December 31, 2008, the Trust had in-kind contributions and in-kind redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Agribusiness ETF	1,351,116,165	686,677,762
Coal ETF	610,358,060	141,812,302
Global Alternative Energy ETF	264,145,021	40,486,543
Gold Miners ETF	3,326,446,931	1,811,151,382
Nuclear Energy ETF	187,099,075	53,058,688
RVE Hard Assets Producers ETF	26,179,260	—
Solar Energy ETF	43,797,173	—
Steel ETF	557,412,513	545,024,151

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities,

NOTES TO FINANCIAL STATEMENTS
(continued)

shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Agribusiness ETF	66,589,515	65,769,436
Coal ETF	6,625,115	6,959,427
Global Alternative Energy ETF	51,901,317	53,444,201
Gold Miners ETF	74,063,328	74,252,592
Nuclear Energy ETF	22,029,458	22,358,758
RVE Hard Assets Producers ETF	4,681	5,020
Solar Energy ETF	4,394,178	4,612,421
Steel ETF	17,390,194	17,046,051

At various times during the course of the Funds’ year ended December 31, 2008, the Bank of New York Institutional Cash Reserve Fund’s (“BNY Fund’s”) NAV was below $1.00 per share, which affected the NAV of the Funds with securities loans outstanding during the period. Two holdings of the BNY Fund were issued by Lehman Brothers, Inc., which during September 2008 filed for protection under Chapter 11 of the United States Bankruptcy Code. The Funds were required to write down their allocated share of the Lehman securities to their actual market value, resulting in an unrealized loss until they are adjudicated in U.S. Bankruptcy Court. The BNY Fund’s price per share on December 31 was $0.95. The market value of the Funds’ investments in the BNY Fund as of that date is reflected in the Funds’ Schedules of Investments. If it were necessary to liquidate assets in the BNY Fund to meet returns on outstanding securities loans at a time when the BNY Fund’s price per share was less than $1.00, the Funds may not receive an amount from the BNY

Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The BNY Fund is not a money market fund that operates in accordance with Rule 2a-7 under the 1940 Act and there is no assurance that it will maintain a $1.00 share price. The Funds affected are listed below:

Fund	Allocated Share of Lehman Securities	Value of Lehman Securities

Agribusiness ETF	$2,069,636	$186,267
Coal ETF	187,251	16,853
Global Alternative Energy ETF	1,089,236	98,031
Gold Miners ETF	2,984,133	268,572
Nuclear Energy ETF	258,246	23,242
Solar Energy ETF	100,397	9,036
Steel ETF	594,624	53,516

Note 10—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended December 31, 2008 the Funds’ custodian fees were reduced on the Statements of Operations by the following amounts:

Fund	Offset Amount

Agribusiness ETF	$2,693
Global Alternative Energy ETF	259
Gold Miners ETF	6,588
Steel ETF	819

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities of the Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Nuclear Energy ETF, RVE Hard Assets Producers ETF, Solar Energy ETF and Steel ETF (collectively the “Funds” comprising part of the Market Vectors ETF Trust), including the schedules of investments, as of December 31, 2008, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public

Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds at December 31, 2008, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York February 27, 2009

BOARD OF TRUSTEES AND OFFICERS
(unaudited)

Trustee’s Name, Address[1] and Age	Position(s) Held with Fund	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex[3] Overseen By Trustee	Other Director- ships Held Outside the Fund Complex[3]

Independent Trustees:

David H. Chow, 51¶	Chairman Trustee	Since 2008 Since 2006	Director and CEO, DanCourt Management LLC (strategy consulting firm), March 1999 to present.	28	Director, Forward Management, LLC; Director, ReFlow Management Co., LLC.

R. Alastair Short, 55¶	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Ltd. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	36	Director, Kenyon Review; Director, The Medici Archive Project.

Richard D. Stamberger, 49¶	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	36	None.

Interested Trustee:

Jan F. van Eck,[4] 45	Trustee	Since 2006	Director and Executive Vice President, Van Eck Associates Corporation; Director, Executive Vice President and Chief Compliance Officer, Van Eck Securities Corporation; Director and President, Van Eck Absolute Return Advisers Corp.	28	Director, Greylock Capital Associates LLC.

BOARD OF TRUSTEES AND OFFICERS
(unaudited)

Officer’s Name, Address[1] and Age	Position(s) Held with Fund	Length of Time Served[2]	Principal Occupation(s) During The Past Five Years

Officers:

Russell G. Brennan 43	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President and Assistant Treasurer of the Adviser (Since 2008); Manager (Portfolio Administration), Van Eck Associates Corporation (“VEAC”) (September 2005-October 2008); Vice President, Robeco Investment Management (July1990-September 2005).

Charles T. Cameron 48	Vice President	Since 1996	Director of Trading and Portfolio Manager for the Adviser; Officer of other investment companies advised by the Adviser.

Keith J. Carlson 52	Chief Executive Officer and President	Since 2004

President of the Adviser and Van Eck Securities Corporation (“VESC”); Private Investor (June 2003-January 2004); Independent Consultant, Waddell & Reed, Inc. (December 2002-May 2003); Officer of other investment companies advised by the Adviser.

Susan C. Lashley 53	Vice President	Since 1988	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Thomas K. Lynch 52	Chief Compliance Officer	Since 2006

Chief Compliance Officer of the Adviser and Van Eck Absolute Return Advisers Corporation (“VEARA”) (Since January 2007); Vice President of the Adviser and VEARA; Treasurer (April 2005-December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005); Officer of other investment companies advised by the Adviser.

Laura I. Martínez 28	Assistant Vice President and Assistant Secretary	Since 2008

Assistant Vice President and Associate General Counsel of the Adviser (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Stanford Law School (September 2002-June 2005); Officer of other investment companies advised by the Adviser.

Joseph J. McBrien 60	Senior Vice President, Secretary and Chief Legal Officer	Since 2005

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of other investment companies advised by the Adviser.

Officer’s Name, Address[1] and Age	Position(s) Held with Fund	Length of Time Served[2]	Principal Occupation(s) During The Past Five Years

Alfred J. Ratcliffe 61	Vice President and Treasurer	Since 2006

Vice President of the Adviser (Since 2006); Vice President and Director of Mutual Fund Accounting and Administration, PFPC (March 2000-November 2006); Officer of other investment companies advised by the Adviser.

Jonathan R. Simon 34	Vice President and Assistant Secretary	Since 2006

Vice President and Associate General Counsel of the Adviser (Since 2006); Vice President and Assistant Secretary of VEARA and VESC (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Associate, Carter Ledyard & Milburn LLP (September 2001-July 2004); Officer of other investment companies advised by the Adviser.

Bruce J. Smith 53	Senior Vice President and Chief Financial Officer	Since 1985

Senior Vice President and Chief Financial Officer of the Adviser; Senior Vice President, Chief Financial Officer, Treasurer and Controller of VESC and VEARA; Officer of other investment companies advised by the Adviser.

Derek S. van Eck[4] 44	Executive Vice President	Since 2004	Director and Executive Vice President of the Adviser, VESC and VEARA; Director of Greylock Capital Associates LLC; Officer of other investment companies advised by the Adviser.

Jan F. van Eck[4] 45	Executive Vice President	Since 2005

Director and Executive Vice President of the Adviser; Director, Executive Vice President and Chief Compliance Officer of VESC; Director and President of VEARA; Director of Greylock Capital Associates LLC; Trustee of Market Vectors ETF Trust; Officer of other investment companies advised by the Adviser.

1	The address for each Trustee and Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2

Each Trustee serves until resignation, death, retirement or removal. The Board established a mandatory retirement policy applicable to all Independent Trustees, which provides that Independent Trustees shall resign from the Board on December 31 of the year such Trustee reaches the age of 75. Officers are elected yearly by the Trustees.

3	The Fund Complex consists of Van Eck Funds, Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.
4	An “interested person” as defined in the 1940 Act. Messrs. Jan F. van Eck and Derek S. van Eck are brothers.
¶	Member of the Audit Committee.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on September 25, 2008 (the “September Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Indonesia Investment Management Agreement”) with respect to the Market Vectors Indonesia Index ETF through June 30, 2009. In addition, at a meeting held on December 17, 2008 (the “December Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Egypt and Kuwait Investment Management Agreement”) with respect to the Market Vectors Egypt Index ETF and Market Vectors Kuwait Index ETF (and, together with the Market Vectors Indonesia Index ETF, the “ETFs”) through June 30, 2009. The Indonesia Investment Management Agreement and Egypt and Kuwait Investment Management Agreement are each hereinafter referred to as the “Investment Management Agreement.” The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the September Meeting and the December Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each of the ETFs, which described various aspects of the investment program, fee arrangements and services with respect to the ETFs. The Independent Trustees’ consideration of the Investment Management Agreement was based on information obtained through discussions at the September Meeting and the December Meeting (as applicable), at prior meetings among themselves and/or with management, and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the relevant ETF. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of each of the ETFs to the extent necessary to prevent the operating expenses of each ETF from exceeding agreed upon limits at least until May 1, 2010. The Trustees also considered information relating to the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees concluded, in light of this information, that the fees paid by the ETFs were reasonable in light of the services to be performed. The Trustees were also aware of the other benefits to be received by the Adviser from serving as adviser of each of the ETFs and from providing administrative services to each of the ETFs, and from an affiliate of the Adviser serving as distributor for each of the ETFs. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the ETFs to the Adviser since the relevant ETFs had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement in respect of the relevant ETF, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, since the relevant ETFs had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these ETFs pursuant to such ETF’s Investment Management Agreement, although they concluded that the nature and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees met in executive session at each of the September Meeting and the December Meeting with their independent counsel as part of their consideration of the relevant Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the relevant ETF and such ETF’s shareholders.

TAX INFORMATION
(unaudited)

The Fund listed below intends to pass through foreign tax credits in the maximum amount as shown. The gross foreign source income earned during the fiscal year 2008 by the Fund was as shown below.

Fund	Foreign Tax Credits	Gross Foreign Source Income

RVE Hard Assets Producers ETF	$2,142	$35,304

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting www.vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com.

Investment Adviser: Van Eck Associates Corporation
Distributor: Van Eck Securities Corporation |
335 Madison Avenue | New York, NY 10017 | www.vaneck.com
Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and Governance
     Committees, are "audit committee financial experts" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

Ernst & Young, as principal accountant for the Market Vectors ETF Trust, billed audit fees of $548,300 for 2008 and $254,500 for 2007.

(b)  Audit-Related Fees

None

(c)  Tax Fees

Ernst & Young billed tax fees of $104,200 for 2008 and $23,500 in 2007.

(d)  All Other Fees

None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Ernst & Young does not provide services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.